UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02857

Name of Fund: BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2023

Date of reporting period: 03/31/2023

Item 1 – Report to Stockholders
(a)  The Report to Shareholders is attached herewith.
             (b)  Not Applicable

MARCH 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S.
dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
15.62% (7.73)%
U.S. small cap equities
(Russell 2000
®
Index)
9.14 (11.61)
International equities (MSCI
Europe, Australasia, Far
East Index)
27.27 (1.38)
Emerging market equities
(MSCI Emerging Markets
Index)
14.04 (10.70)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.93 2.52
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.38 (6.90)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
4.89 (4.78)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.00 0.26
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.88 (3.35)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable High Yield Bond Fund
Investment Objective
BlackRock Sustainable High Yield Bond Fund's (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six month period ended March 31, 2023, all of the Fund's share classes outperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped
Index.
What factors influenced performance?
Security selection in high yield bonds was the top contributor, followed by an overweight in CCC-rated issues. From a sector perspective, underweights in media and entertainment and retail helped results.
An underweight allocation to the leisure sector detracted from performance, as did an elevated cash position. An underweight in gaming and an overweight in wireline telecommunications detracted from performance, as well.
Describe recent portfolio activity.
The Fund’s allocation to investment-grade bonds increased as the investment adviser believed that it uncovered attractive relative value opportunities. In addition, some of the Fund’s holdings in high yield bonds were upgraded to investment-grade status. This trend also contributed to a reduction in the Fund’s allocation to BB-rated issues. The investment adviser reduced the Fund’s allocation to CCC-rated debt. The investment adviser sought to maintain below-average portfolio risk due to the combination of rising interest rates and slowing economic growth. As a result, portfolio beta (sensitivity to market movements) declined over the course of the period.
Describe portfolio positioning at period end.
The Fund was underweight in BBs and overweight in Bs and CCCs, and it maintained the out-of-benchmark allocations to loans and investment-grade corporates. The Fund was overweight in the technology, property and casualty and electric utilities sectors, and it was underweight in midstream energy, independent energy and leisure sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2023 (continued)

Fund Summary
BlackRock Sustainable High Yield Bond Fund
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 7.63% 6.63% 8.15% (3.10)% N/A (4.17)% N/A
Investor A ....................................... 7.08 6.11 8.01 (3.34) (7.21)% (4.41) (6.69)%
Class K ........................................ 7.68 6.68 8.17 (3.06) N/A (4.13) N/A
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
(d)
— — 7.88 (3.35) N/A (4.07) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield bonds.
(c)
The Fund commenced operations on July 22, 2021.
(d)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,081.50 $ 2.96 $ 1,000.00 $ 1,022.09 $ 2.87 0.57%
Investor A ................................ 1,000.00 1,080.10 4.25 1,000.00 1,020.84 4.13 0.82
Class K .................................. 1,000.00 1,081.70 2.75 1,000.00 1,022.29 2.67 0.53
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 90.9%
Floating Rate Loan Interests ........................... 8.8
Common Stocks ................................... 0.2
Preferred Securities ................................. 0.1
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
A ............................................ 0.2%
BBB/Baa ....................................... 7.1
BB/Ba ......................................... 42.9
B ............................................ 41.2
CCC/Caa ....................................... 8.1
NR ........................................... 0.5
(a)
Excludes short-term securities, options purchased and options written.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Low Duration Bond Fund
Investment Objective
BlackRock Sustainable Low Duration Bond Fund's (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six month period that ended on March 31, 2023, all of the Fund’s share classes outperformed the benchmark, the ICE BofA 1-3 Year U.S. Corporate & Government
Index.
What factors influenced performance?
Allocations to mortgage-backed securities (“MBS”), investment-grade corporate bonds, asset-backed securities (“ABS”), U.S. Treasuries, European corporate issues, cash, high yield bonds, non-U.S. government debt and commercial mortgage-backed securities (“CMBS”) all contributed to performance. Duration positioning was the primary detractor from performance, followed by holdings in emerging markets debt and municipal bonds. (Duration is a measure of interest rate sensitivity).
The Fund held derivatives during the reporting period. Specifically, it used futures and interest rate swaps to manage its duration and yield curve positioning. It also used currency forward contracts to manage currency risk. In the aggregate, the Fund’s use of derivatives was a modest detractor from performance. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The investment adviser increased the Fund’s allocation to U.S. Treasuries on the view that they could augment portfolio diversification at a time of slowing economic growth and tight yield spreads in other areas of the market. It also increased the Fund’s holdings in callable agency MBS as the investment adviser believed they had attractive valuations. The adviser reduced the Fund’s positions in CMBS, non-U.S. corporate bonds, and non-U.S. government debt.
Since the Fund is managed with sustainability goals in mind, it holds impact MBS. Impact MBS are custom pools created by Fannie Mae for BlackRock that support the former’s “Duty to Serve” goals. These pools include specific mortgage borrowers, such as low-income and very low-income family homes, as well as homes in low-income and high-minority areas. In general, such mortgages provide credit to a targeted group of borrowers, for whom the benefits of homeownership could have a significant social impact. The investment adviser slightly reduced the Fund’s holdings in this area in late 2022, as yield spreads had tightened following a period of strong performance.
Describe portfolio positioning at period end.
The Fund was underweight in U.S. Treasuries, non-U.S. government debt and the emerging markets. It was overweight in mortgages, ABS, CMBS, investment-grade corporate bonds and high yield bonds. The Fund’s duration was shorter than that of the benchmark.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2023 (continued)

Fund Summary
BlackRock Sustainable Low Duration Bond Fund
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 4.37% 3.80% 3.01% (0.34)% N/A (2.37)% N/A
Investor A ....................................... 4.02 3.47 2.88 (0.60) (2.83)% (2.62) (4.13)%
Class K ........................................ 4.42 3.85 3.03 (0.31) N/A (2.33) N/A
ICE BofA 1-3 Year U.S. Corporate & Government Index
(d)
..... — — 2.40 0.30 N/A (1.82) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund normally invests at least 80% of its assets in bonds. The Fund may invest up to 20% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”).
(c)
The Fund commenced operations on October 18, 2021.
(d)
An unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,030.10 $ 1.92 $ 1,000.00 $ 1,023.04 $ 1.92 0.38%
Investor A ................................ 1,000.00 1,028.80 3.24 1,000.00 1,021.74 3.23 0.64
Class K .................................. 1,000.00 1,030.30 1.77 1,000.00 1,023.19 1.77 0.35
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 36.6%
U.S. Treasury Obligations ............................. 29.7
Asset-Backed Securities .............................. 16.4
U.S. Government Sponsored Agency Securities .............. 9.7
Non-Agency Mortgage-Backed Securities .................. 6.0
Foreign Agency Obligations ............................ 1.6
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/ Aaa
(c)
...................................... 60.7%
AA/Aa ......................................... 0.6
A ............................................ 16.1
BBB/Baa ....................................... 14.5
BB/Ba ......................................... 3.8
B ............................................ 2.2
CCC/ Caa ....................................... 0.0
(d)
NR ........................................... 2.1
(a)
Excludes short-term securities and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

Fund Summary
as of March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Total Return Fund
Investment Objective
BlackRock Sustainable Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index
(the “Benchmark”) while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six month period ended March 31, 2023, all of the Fund's share classes outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
What factors influenced performance?
The Fund’s duration and yield curve positioning contributed to performance, as did its allocation to structured securities and U.S. investment-grade corporate bonds.
(Duration is a measure of interest rate sensitivity.) The Fund’s macro strategies were the largest detractor from performance. The Fund’s cash position did not have a material impact on performance.
Describe recent portfolio activity.
In the fourth quarter of 2022, the investment adviser identified a number of attractive opportunities across the fixed-income market following the Fed’s fastest rate-hiking cycle in decades. The investment adviser sought to take advantage of these circumstances by adding to the Fund’s positions in higher-quality, short-dated assets that offered attractive yields. It maintained an active positioning within investment-grade corporate bonds in an effort to capitalize on the increased dispersion in the sector, and it increased the Fund’s overweight in agency mortgage-backed securities (“MBS”). At the same time, it kept the allocation to high yield bonds near historically low levels.
The Fund’s overall duration was slightly below the benchmark at the end of 2022, with an overweight in U.S. short-term bonds offset by a short position in seven- to 10-year bonds in Japan. The investment adviser continued to reduce duration during the second half of the reporting period.
The investment adviser rotated the Fund’s holdings in securitized assets during the first quarter of 2023, moving up in quality by buying higher-rated commercial mortgage-
backed securities and asset-backed securities. In both areas, it sought issues with structural protections. The investment adviser maintained a defensive posture in the emerging markets given concerns about tighter global central bank policies, weaker economic growth and reduced liquidity in the market. It also maintained a cautious approach to lower-quality bonds, with a preference for high yield issues over bank loans. The investment adviser slightly trimmed the Fund’s position in investment-grade corporate bonds due to unattractive yield spreads, and it further added to agency MBS.
Describe portfolio positioning at period end.
The Fund’s duration was below that of the index. It was overweight in investment-grade corporate bonds, with a focus on short-dated securities, and it retained a sizable allocation to high-quality securitized assets. The Fund was underweight in high yield bonds and the emerging markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2023 (continued)

Fund Summary
BlackRock Sustainable Total Return Fund
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 4.06% 3.17% 5.65% (5.19)% N/A (8.02)% N/A
Investor A ....................................... 3.64 2.82 5.52 (5.44) (9.23)% (8.28) (10.83)%
Class K ........................................ 4.11 3.23 5.67 (5.15) N/A (7.99) N/A
Bloomberg U.S. Aggregate Bond Index
(d)
................ — — 4.89 (4.78) N/A (7.19) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities.
(c)
The Fund commenced operations on October 18, 2021.
(d)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,056.50 $ 2.15 $ 1,000.00 $ 1,022.84 $ 2.12 0.42%
Investor A ................................ 1,000.00 1,055.20 3.48 1,000.00 1,021.54 3.43 0.68
Class K .................................. 1,000.00 1,056.70 2.00 1,000.00 1,022.99 1.97 0.39
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 40.6%
Corporate Bonds ................................... 23.0
U.S. Treasury Obligations ............................. 20.8
Asset-Backed Securities .............................. 10.5
Non-Agency Mortgage-Backed Securities .................. 3.8
Foreign Government Obligations ........................ 0.8
Municipal Bonds ................................... 0.5
Preferred Securities ................................. 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 66.3%
AA/Aa ......................................... 2.3
A ............................................ 10.3
BBB/Baa ....................................... 14.7
BB/Ba ......................................... 0.1
B ............................................ 0.1
CC/Ca ........................................ 0.3
NR ........................................... 5.9
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

About Fund Performance
2023
BlackRock Semi-Annual Report to Shareholders

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for BlackRock Sustainable High Yield Bond Fund and BlackRock Sustainable
Total Return Fund and 2.25% for BlackRock Sustainable Low Duration Bond Fund and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Chemicals — 0.1%
Element Solutions, Inc.
(a)
.............. 2,144 $ 41,400
Financial Services — 0.0%
Block, Inc., Class A
(b)
................ 259 17,780
Ground Transportation — 0.1%
Uber Technologies, Inc.
(b)
............. 939 29,766
IT Services — 0.0%
Twilio, Inc., Class A
(b)
................ 87 5,797
Total Common Stocks — 0.2%
(Cost: $135,166) ................................ 94,743
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.6%
(c)
Bombardier, Inc.
7.13%, 06/15/26 ................. USD 175 175,630
7.88%, 04/15/27 ................. 124 125,529
6.00%, 02/15/28 ................. 59 57,452
7.50%, 02/01/29 ................. 92 93,983
TransDigm, Inc.
6.25%, 03/15/26 ................. 454 454,413
6.75%, 08/15/28 ................. 472 476,720
Triumph Group, Inc., 9.00%, 03/15/28 .... 173 173,182
1,556,909
Automobile Components — 2.1%
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 100 101,065
6.25%, 05/15/26 ................. 149 148,627
8.50%, 05/15/27 ................. 525 526,969
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 123 126,394
5.63%, 04/30/33 ................. 2 1,730
904,785
Automobiles — 0.7%
Ford Motor Co.
3.25%, 02/12/32 ................. 309 242,861
6.10%, 08/19/32 ................. 53 51,360
294,221
Broadline Retail — 0.5%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 49 37,227
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 77 66,577
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 47 43,650
3.63%, 10/01/31 ................. 17 13,834
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 44 41,310
202,598
Building Products — 0.7%
(c)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 8 7,602
6.38%, 06/15/30 ................. 174 170,492
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 48 44,445
Masonite International Corp., 5.38%, 02/01/28 3 2,865
Standard Industries, Inc.
5.00%, 02/15/27 ................. 5 4,749
4.75%, 01/15/28 ................. 5 4,671
4.38%, 07/15/30 ................. 58 50,460
Security
Par (000)
Par (000) Value
Building Products (continued)
3.38%, 01/15/31 ................. USD 43 $ 34,558
319,842
Capital Markets — 0.4%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 33 33,215
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 47 41,379
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 32 27,818
3.25%, 08/15/33 ................. 6 4,914
Northern Trust Corp., 6.13%, 11/02/32 .... 60 63,967
171,293
Chemicals — 3.0%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 117 95,639
Avient Corp., 7.13%, 08/01/30
(c)
........ 36 37,125
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. 150 142,530
3.38%, 02/15/29 ................. 350 299,874
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 258 226,431
HB Fuller Co., 4.00%, 02/15/27 ........ 47 42,959
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 200 161,000
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(d)
57 41,040
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. 24 23,134
5.63%, 08/15/29 ................. 240 203,400
7.38%, 03/01/31 ................. 29 29,110
1,302,242
Commercial Services & Supplies — 3.1%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 3 2,675
4.88%, 07/15/32 ................. 17 14,999
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 180 172,981
9.75%, 07/15/27 ................. 160 142,602
4.63%, 06/01/28 ................. 200 169,250
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 19 16,303
4.75%, 10/15/29 ................. 24 21,116
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 26 25,870
5.75%, 07/15/29 ................. 80 71,600
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 9 8,857
5.00%, 02/01/28 ................. 117 110,736
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 20 17,795
5.00%, 09/01/30 ................. 15 12,903
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 22 19,748
7.75%, 02/15/28 ................. 63 62,093
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 3 2,927
3.75%, 08/01/25 ................. 5 4,805
5.13%, 12/15/26 ................. 43 42,044
4.00%, 08/01/28 ................. 4 3,634
3.50%, 09/01/28 ................. 6 5,430
4.75%, 06/15/29 ................. 88 82,201
4.38%, 08/15/29 ................. 16 14,323
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 41 36,689
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 95 73,388
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 18 16,688
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 92 91,310

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
6.25%, 01/15/28 ................. USD 50 $ 46,750
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 29 25,317
1,315,034
Communications Equipment — 1.1%
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 113 106,418
CommScope, Inc.
(c)
6.00%, 03/01/26 ................. 41 39,569
8.25%, 03/01/27 ................. 13 10,649
7.13%, 07/01/28 ................. 13 9,588
4.75%, 09/01/29 ................. 81 67,515
Nokia OYJ, 6.63%, 05/15/39 .......... 96 95,820
Viasat, Inc.
(c)
5.63%, 09/15/25 ................. 59 55,936
5.63%, 04/15/27 ................. 25 23,475
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 60 51,310
460,280
Construction & Engineering — 0.2%
(c)
Dycom Industries, Inc., 4.50%, 04/15/29 ... 31 27,977
MasTec, Inc., 4.50%, 08/15/28 ......... 40 36,972
64,949
Consumer Finance — 1.8%
Ford Motor Credit Co. LLC
4.13%, 08/04/25 ................. 200 190,253
4.39%, 01/08/26 ................. 200 189,750
7.35%, 03/06/30 ................. 200 205,500
OneMain Finance Corp.
6.88%, 03/15/25 ................. 10 9,690
7.13%, 03/15/26 ................. 53 50,949
6.63%, 01/15/28 ................. 20 18,336
4.00%, 09/15/30 ................. 95 71,250
SLM Corp., 3.13%, 11/02/26 .......... 41 34,850
770,578
Consumer Staples Distribution & Retail — 0.9%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 49 46,109
4.63%, 01/15/27 ................. 8 7,737
6.50%, 02/15/28 ................. 44 44,110
3.50%, 03/15/29 ................. 5 4,350
4.88%, 02/15/30 ................. 103 96,138
United Natural Foods, Inc., 6.75%, 10/15/28 51 47,400
US Foods, Inc.
6.25%, 04/15/25 ................. 78 78,703
4.75%, 02/15/29 ................. 47 43,416
4.63%, 06/01/30 ................. 5 4,511
372,474
Containers & Packaging — 4.6%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 200 152,980
Ardagh Metal Packaging Finance USA LLC
(c)
6.00%, 06/15/27 ................. 200 198,205
4.00%, 09/01/29 ................. 200 156,500
Ball Corp., 3.13%, 09/15/31 .......... 189 156,397
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 118 113,575
8.75%, 04/15/30 ................. 76 69,064
Crown Americas LLC, 4.25%, 09/30/26 ... 124 118,875
Graphic Packaging International LLC, 3.50%,
03/15/28
(c)
.................... 98 89,690
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 08/15/26 ................. 577 577,000
9.25%, 04/15/27 ................. 6 5,544
Sealed Air Corp.
(c)
4.00%, 12/01/27 ................. 70 65,324
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
6.13%, 02/01/28 ................. USD 44 $ 44,491
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(e)
................... 228 207,480
1,955,125
Distributors — 0.2%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 20 17,077
Resideo Funding, Inc., 4.00%, 09/01/29 ... 8 6,652
Ritchie Bros Holdings, Inc.
6.75%, 03/15/28 ................. 18 18,537
7.75%, 03/15/31 ................. 59 61,833
104,099
Diversified Consumer Services — 0.4%
Sotheby's, 5.88%, 06/01/29
(c)
.......... 200 165,864
Diversified REITs — 0.5%
(c)
HAT Holdings I LLC, 3.38%, 06/15/26 .... 106 91,955
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ....... 46 39,502
Uniti Group LP, 10.50%, 02/15/28 ....... 104 100,880
232,337
Diversified Telecommunication Services — 6.4%
Altice France SA, 5.13%, 07/15/29
(c)
..... 200 150,500
CCO Holdings LLC
(c)
5.00%, 02/01/28 ................. 73 67,342
6.38%, 09/01/29 ................. 168 160,440
4.75%, 03/01/30 ................. 33 28,591
4.25%, 02/01/31 ................. 125 102,208
7.38%, 03/01/31 ................. 14 13,781
4.75%, 02/01/32 ................. 78 65,509
4.50%, 06/01/33 ................. 25 20,126
4.25%, 01/15/34 ................. 92 71,955
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 65 59,091
5.00%, 05/01/28 ................. 38 32,975
8.75%, 05/15/30 ................. 179 178,286
Iliad Holding SASU
(c)
6.50%, 10/15/26 ................. 200 190,604
7.00%, 10/15/28 ................. 294 278,944
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 59 46,666
4.63%, 09/15/27 ................. 32 19,240
4.25%, 07/01/28 ................. 159 89,708
3.63%, 01/15/29 ................. 21 11,611
3.75%, 07/15/29 ................. 59 31,456
3.88%, 11/15/29 ................. 108 78,163
Lumen Technologies, Inc.
(c)
4.00%, 02/15/27 ................. 100 66,000
4.50%, 01/15/29 ................. 16 7,160
Sprint Capital Corp.
6.88%, 11/15/28 ................. 234 251,440
8.75%, 03/15/32 ................. 197 239,848
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 60 54,325
6.00%, 09/30/34 ................. 71 60,883
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 273 207,480
6.13%, 03/01/28 ................. 265 161,173
2,745,505
Electric Utilities — 2.3%
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... 233 223,389
NRG Energy, Inc.
5.75%, 01/15/28 ................. 8 7,845

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.92%),
10.25%
(c)(d)(f)
.................. USD 101 $ 96,517
5.25%, 06/15/29
(c)
................ 3 2,785
3.88%, 02/15/32
(c)
................ 17 13,600
7.00%, 03/15/33
(c)
................ 45 46,616
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 674 616,605
1,007,357
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
.... 100 88,235
Electronic Equipment, Instruments & Components — 0.3%
Sensata Technologies, Inc., 4.38%, 02/15/30
(c)
160 145,785
Entertainment — 0.5%
(c)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 48 31,560
Live Nation Entertainment, Inc.
5.63%, 03/15/26 ................. 4 3,870
6.50%, 05/15/27 ................. 107 108,150
4.75%, 10/15/27 ................. 46 42,550
3.75%, 01/15/28 ................. 37 33,115
219,245
Financial Services — 2.3%
Block, Inc.
2.75%, 06/01/26 ................. 52 47,412
3.50%, 06/01/31 ................. 309 253,766
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 65 63,375
MGIC Investment Corp., 5.25%, 08/15/28 .. 92 87,446
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 27 24,503
5.75%, 11/15/31 ................. 26 20,167
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 98 87,710
Sabre GLBL, Inc.
(c)
9.25%, 04/15/25 ................. 32 30,144
7.38%, 09/01/25 ................. 72 64,331
11.25%, 12/15/27 ................ 25 23,296
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 80 75,200
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. 208 208,000
985,350
Food Products — 1.8%
(c)
Chobani LLC
7.50%, 04/15/25 ................. 81 78,977
4.63%, 11/15/28 ................. 173 157,646
Darling Ingredients, Inc., 6.00%, 06/15/30 .. 162 161,449
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 ................. 180 174,591
4.13%, 01/31/30 ................. 131 119,865
4.38%, 01/31/32 ................. 96 87,063
779,591
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 16 13,980
Ground Transportation — 1.4%
(c)
Hertz Corp. (The)
4.63%, 12/01/26 ................. 30 27,165
5.00%, 12/01/29 ................. 24 19,877
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 48 43,425
Uber Technologies, Inc.
8.00%, 11/01/26 ................. 14 14,353
7.50%, 09/15/27 ................. 146 150,542
6.25%, 01/15/28 ................. 98 97,755
4.50%, 08/15/29 ................. 180 164,025
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Williams Scotsman International, Inc., 4.63%,
08/15/28 ..................... USD 76 $ 69,136
XPO Escrow Sub LLC, 7.50%, 11/15/27 ... 21 21,840
608,118
Health Care Equipment & Supplies — 1.9%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ................. 131 124,122
3.88%, 11/01/29 ................. 119 106,505
Embecta Corp., 6.75%, 02/15/30
(c)
...... 19 17,290
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 46 49,147
Hologic, Inc., 3.25%, 02/15/29
(c)
........ 145 129,002
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 20 17,350
5.25%, 10/01/29 ................. 220 190,875
Teleflex, Inc.
4.63%, 11/15/27 ................. 3 2,930
4.25%, 06/01/28
(c)
................ 183 174,018
811,239
Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 26 25,188
5.00%, 04/15/29 ................. 5 4,700
AdaptHealth LLC, 6.13%, 08/01/28
(c)
..... 45 41,317
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
115 96,600
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 17 9,307
Centene Corp.
2.45%, 07/15/28 ................. 19 16,530
3.00%, 10/15/30 ................. 191 160,837
2.50%, 03/01/31 ................. 47 38,061
2.63%, 08/01/31 ................. 25 20,258
Community Health Systems, Inc.
(c)
6.00%, 01/15/29 ................. 142 120,115
5.25%, 05/15/30 ................. 102 80,014
4.75%, 02/15/31 ................. 49 36,175
Encompass Health Corp.
4.50%, 02/01/28 ................. 109 101,598
4.75%, 02/01/30 ................. 5 4,546
4.63%, 04/01/31 ................. 62 54,160
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 41 34,042
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 96 85,293
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 13 12,337
4.38%, 02/15/27 ................. 29 23,718
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 19 18,216
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 30 27,909
3.88%, 11/15/30 ................. 10 8,725
3.88%, 05/15/32 ................. 8 6,723
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 56 49,453
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(c)
.................... 118 106,811
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 55 54,410
10.00%, 04/15/27 ................ 76 77,490
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 67 65,684
6.25%, 02/01/27 ................. 25 24,585
5.13%, 11/01/27 ................. 29 27,841
6.13%, 10/01/28 ................. 35 33,545
4.25%, 06/01/29 ................. 20 18,094
6.13%, 06/15/30
(c)
................ 114 112,461
1,596,743

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 5.8%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. USD 26 $ 24,180
4.38%, 01/15/28 ................. 82 75,698
4.00%, 10/15/30 ................. 14 12,005
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 110 98,205
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 183 183,009
8.13%, 07/01/27 ................. 241 245,820
4.63%, 10/15/29 ................. 159 139,045
7.00%, 02/15/30 ................. 328 333,740
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 92 92,020
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 148 142,944
Cedar Fair LP, 5.50%, 05/01/25
(c)
....... 95 94,940
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 2 1,958
4.75%, 01/15/28 ................. 22 20,602
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 23 20,187
6.75%, 01/15/30 ................. 7 5,759
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 57 57,000
3.75%, 05/01/29
(c)
................ 66 59,070
4.88%, 01/15/30 ................. 105 100,575
4.00%, 05/01/31
(c)
................ 42 36,779
3.63%, 02/15/32
(c)
................ 18 15,188
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
67 49,609
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
200 189,695
MGM Resorts International, 5.75%, 06/15/25 90 89,783
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 53 46,075
Scientific Games International, Inc., 7.25%,
11/15/29
(c)
.................... 44 44,085
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
33 33,341
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 93 93,218
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 71 65,408
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(c)
65 59,043
Yum! Brands, Inc., 4.75%, 01/15/30
(c)
..... 85 81,208
2,510,189
Household Durables — 0.8%
Ashton Woods USA LLC, 4.63%, 08/01/29
(c)
25 20,250
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(c)
.................... 97 74,205
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
68 58,310
KB Home, 7.25%, 07/15/30 ........... 15 15,214
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
71 43,665
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(c)
.................... 68 66,710
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 17 14,956
3.88%, 10/15/31 ................. 31 25,885
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 22 20,900
340,095
Household Products — 0.0%
Spectrum Brands, Inc., 5.00%, 10/01/29
(c)
.. 18 15,622
Independent Power and Renewable Electricity Producers — 2.4%
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 730 697,150
3.75%, 01/15/32 ................. 86 71,473
TransAlta Corp., 7.75%, 11/15/29 ....... 238 250,111
1,018,734
Security
Par (000)
Par (000) Value
Insurance — 3.5%
(c)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. USD 148 $ 132,562
6.75%, 10/15/27 ................. 317 294,017
6.75%, 04/15/28 ................. 136 134,470
5.88%, 11/01/29 ................. 282 237,809
AmWINS Group, Inc., 4.88%, 06/30/29 .... 21 18,585
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 24 22,903
HUB International Ltd., 7.00%, 05/01/26 ... 113 111,057
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 ................. 62 64,261
10.50%, 12/15/30 ................ 61 61,440
NFP Corp.
4.88%, 08/15/28 ................. 120 108,240
6.88%, 08/15/28 ................. 294 252,293
7.50%, 10/01/30 ................. 24 23,190
Ryan Specialty Group LLC, 4.38%, 02/01/30 34 29,729
1,490,556
IT Services — 0.8%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 57 47,204
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
93 83,925
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 51 48,409
3.63%, 06/15/29 ................. 23 20,523
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 54 46,133
6.00%, 02/15/28 ................. 12 8,879
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 8 7,645
Twilio, Inc.
3.63%, 03/15/29 ................. 18 15,525
3.88%, 03/15/31 ................. 95 80,610
358,853
Leisure Products — 0.2%
Mattel, Inc.
6.20%, 10/01/40 ................. 53 47,734
5.45%, 11/01/41 ................. 62 52,204
99,938
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
(c)
4.25%, 05/01/28 ................. 32 29,948
4.00%, 03/15/31 ................. 14 12,250
42,198
Machinery — 0.7%
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
43 38,411
Terex Corp., 5.00%, 05/15/29
(c)
........ 63 58,622
Titan International, Inc., 7.00%, 04/30/28 .. 23 20,723
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 188,820
306,576
Media — 4.6%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 400 318,000
AMC Networks, Inc., 4.25%, 02/15/29 .... 39 23,978
Cable One, Inc.
0.00%, 03/15/26
(g)(h)
............... 22 17,358
1.13%, 03/15/28
(g)
................ 147 107,457
4.00%, 11/15/30
(c)
................ 218 177,446
Charter Communications Operating LLC,
5.50%, 04/01/63 ................ 9 7,303
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 163 146,292
7.75%, 04/15/28 ................. 133 99,750
7.50%, 06/01/29 ................. 121 85,995
CSC Holdings LLC
5.25%, 06/01/24 ................. 5 4,825
4.13%, 12/01/30
(c)
................ 200 143,638

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Media (continued)
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. USD 42 $ 38,040
GCI LLC, 4.75%, 10/15/28
(c)
.......... 8 6,902
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 111 99,992
4.25%, 01/15/29 ................. 3 2,490
4.63%, 03/15/30 ................. 23 19,181
Radiate Holdco LLC, 6.50%, 09/15/28
(c)
... 156 63,960
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 65 52,406
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 92 82,984
5.00%, 08/01/27 ................. 46 43,066
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ 5 4,743
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 200 184,000
Univision Communications, Inc.
(c)
6.63%, 06/01/27 ................. 36 34,135
7.38%, 06/30/30 ................. 48 45,381
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
.... 200 160,811
1,970,133
Metals & Mining — 4.3%
(c)
Big River Steel LLC, 6.63%, 01/31/29 .... 727 721,446
Constellium SE
5.63%, 06/15/28 ................. 250 236,006
3.75%, 04/15/29 ................. 250 216,553
Novelis Corp.
3.25%, 11/15/26 ................. 390 356,407
4.75%, 01/30/30 ................. 14 12,863
3.88%, 08/15/31 ................. 346 291,415
1,834,690
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(c)
Ladder Capital Finance Holdings LLLP, 5.25%,
10/01/25 ..................... 6 5,279
Starwood Property Trust, Inc., 4.38%, 01/15/27 18 14,876
20,155
Oil, Gas & Consumable Fuels — 2.4%
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 23 22,137
5.60%, 04/01/44 ................. 52 42,441
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 98 82,743
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 113 108,763
6.50%, 09/30/26 ................. 45 41,400
Occidental Petroleum Corp.
5.88%, 09/01/25 ................. 2 2,016
5.55%, 03/15/26 ................. 228 229,710
8.88%, 07/15/30 ................. 25 29,079
6.63%, 09/01/30 ................. 85 89,519
6.13%, 01/01/31 ................. 4 4,150
7.50%, 05/01/31 ................. 1 1,103
6.45%, 09/15/36 ................. 8 8,411
6.20%, 03/15/40 ................. 378 380,041
6.60%, 03/15/46 ................. 2 2,103
1,043,616
Passenger Airlines — 2.3%
(c)
American Airlines, Inc.
11.75%, 07/15/25 ................ 229 250,535
5.50%, 04/20/26 ................. 15 14,854
7.25%, 02/15/28 ................. 17 16,533
5.75%, 04/20/29 ................. 232 222,884
Mileage Plus Holdings LLC, 6.50%, 06/20/27 137 136,410
United Airlines, Inc.
4.38%, 04/15/26 ................. 187 178,905
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
4.63%, 04/15/29 ................. USD 203 $ 183,614
1,003,735
Personal Care Products — 0.1%
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... 25 21,190
Pharmaceuticals — 0.7%
(c)
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 ................. 80 70,329
3.50%, 04/01/30 ................. 39 34,274
Organon & Co., 5.13%, 04/30/31 ....... 200 177,528
282,131
Professional Services — 0.7%
(c)
AMN Healthcare, Inc.
4.63%, 10/01/27 ................. 25 23,173
4.00%, 04/15/29 ................. 73 64,605
CoreLogic, Inc., 4.50%, 05/01/28 ....... 48 36,420
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 100 86,587
Korn Ferry, 4.63%, 12/15/27 .......... 87 82,215
293,000
Real Estate Management & Development — 0.7%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 154 137,872
Howard Hughes Corp. (The)
5.38%, 08/01/28 ................. 65 59,190
4.38%, 02/01/31 ................. 44 35,420
Realogy Group LLC, 5.75%, 01/15/29 .... 93 69,607
302,089
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 43 34,507
Semiconductors & Semiconductor Equipment — 0.9%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 278 262,822
Entegris, Inc.
4.38%, 04/15/28 ................. 44 39,751
3.63%, 05/01/29 ................. 28 24,168
Synaptics, Inc., 4.00%, 06/15/29 ........ 68 58,557
385,298
Software — 6.6%
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 51 51,330
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
219 177,578
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
96 87,240
Boxer Parent Co., Inc.
(c)
7.13%, 10/02/25 ................. 53 52,747
9.13%, 03/01/26 ................. 66 64,002
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 31 29,295
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... 106 104,185
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 361 322,181
4.88%, 07/01/29 ................. 196 177,257
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(c)
.................... 617 545,801
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 17 14,769
6.50%, 10/15/28 ................. 15 12,439
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 5 4,364
Elastic NV, 4.13%, 07/15/29
(c)
......... 151 128,916
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 119 110,372
Gen Digital, Inc., 6.75%, 09/30/27
(c)
...... 68 68,354
McAfee Corp., 7.38%, 02/15/30
(c)
....... 185 155,121
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 65 57,688
NCR Corp., 6.13%, 09/01/29
(c)
......... 45 44,385
Open Text Corp., 6.90%, 12/01/27
(c)
...... 181 186,720

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Software (continued)
PTC, Inc.
(c)
3.63%, 02/15/25 ................. USD 49 $ 47,257
4.00%, 02/15/28 ................. 33 30,837
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
102 98,970
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 75 56,457
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
244 211,237
2,839,502
Specialized REITs — 0.7%
Iron Mountain, Inc.
(c)
5.00%, 07/15/28 ................. 5 4,653
5.25%, 07/15/30 ................. 6 5,410
5.63%, 07/15/32 ................. 33 30,147
SBA Communications Corp.
3.88%, 02/15/27 ................. 175 165,206
3.13%, 02/01/29 ................. 95 82,644
288,060
Specialty Retail — 1.8%
(c)
Arko Corp., 5.13%, 11/15/29 .......... 49 40,557
Asbury Automotive Group, Inc., 5.00%,
02/15/32 ..................... 40 35,040
GYP Holdings III Corp., 4.63%, 05/01/29 ... 117 100,035
Lithia Motors, Inc., 3.88%, 06/01/29 ...... 43 37,195
PetSmart, Inc., 7.75%, 02/15/29 ........ 250 245,403
Specialty Building Products Holdings LLC,
6.38%, 09/30/26 ................ 14 12,866
SRS Distribution, Inc.
4.63%, 07/01/28 ................. 96 85,257
6.13%, 07/01/29 ................. 91 76,778
6.00%, 12/01/29 ................. 81 66,879
Staples, Inc., 7.50%, 04/15/26 ......... 72 63,081
763,091
Textiles, Apparel & Luxury Goods — 0.9%
(c)
Crocs, Inc.
4.25%, 03/15/29 ................. 48 42,102
4.13%, 08/15/31 ................. 55 45,315
Hanesbrands, Inc., 9.00%, 02/15/31 ..... 74 75,757
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 30 25,746
Levi Strauss & Co., 3.50%, 03/01/31 ..... 132 112,530
William Carter Co. (The), 5.63%, 03/15/27 .. 94 91,364
392,814
Trading Companies & Distributors — 1.9%
(c)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 25 22,059
Boise Cascade Co., 4.88%, 07/01/30 ..... 61 53,918
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 23 18,230
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 78 75,270
Imola Merger Corp., 4.75%, 05/15/29 ..... 107 95,721
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 307 311,228
WESCO Distribution, Inc., 7.25%, 06/15/28 . 226 232,057
808,483
Wireless Telecommunication Services — 1.3%
(c)
Connect Finco SARL, 6.75%, 10/01/26 .... 333 313,020
Vmed O2 UK Financing I plc, 4.75%, 07/15/31 296 253,737
566,757
Total Corporate Bonds — 88.9%
(Cost: $41,681,095) .............................. 38,225,790
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Chemicals — 0.1%
(d)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 7.75%), 12.59%
,
 11/24/28 ..... USD 12 $ 10,829
WR Grace Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.94%
,
 09/22/28 ................. 25 25,143
35,972
Commercial Services & Supplies — 0.2%
PECF USS Intermediate Holding III Corp., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.09%
,
 12/15/28
(d)
.......... 131 110,072
Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
8.78%
,
 08/14/26
(d)
................ 30 29,711
Diversified Consumer Services — 0.1%
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.66%
,
 12/10/29
(d)
.......... 29 24,891
Diversified Telecommunication Services — 1.2%
(d)
Cablevision Lightpath LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
7.93%
,
 11/30/27 ................. 98 97,278
Frontier Communications Holdings LLC, Term
Loan B, (1-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 8.63%
,
 05/01/28 .......... 104 98,239
Radiate Holdco LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.09%
,
 09/25/26 ................. 201 164,109
Zayo Group Holdings, Inc., Term Loan, (1-mo.
LIBOR USD + 3.00%), 7.84%
,
 03/09/27 . 175 142,044
501,670
Financial Services — 0.4%
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.17%
,
 08/15/28
(d)(i)
187 177,663
Food Products — 0.0%
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.42%
,
 10/25/27
(d)(i)
............... 7 6,486
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.46%
,
 05/10/27
(d)
................ 3 2,795
Health Care Providers & Services — 0.0%
Surgery Center Holdings, Inc., Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.46%
,
 08/31/26
(d)
................ 18 17,848
Health Care Technology — 1.6%
(d)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(j)
................. 40 37,424
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.26%
,
 02/15/29 ................. 326 304,635
Verscend Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 4.00%), 8.84%
,
 08/27/25 . 336 335,540
677,599

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.5%
(d)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.81%
,
 01/27/29 ........... USD 172 $ 169,021
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
7.91%
,
 12/15/27 ................. 35 34,359
203,380
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 4.00%),
8.75%
,
 10/06/28
(d)
................ 72 60,586
Insurance — 0.8%
(d)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.28%
,
 11/05/27 ............ 23 22,499
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.35%
,
 11/05/27 .......... 50 48,872
AssuredPartners, Inc., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 02/12/27 ................. 98 96,930
Hub International Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.73%
,
 11/10/29 ................. 43 43,015
Hub International Ltd., Term Loan B3, (3-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.06%
,
 04/25/25 ................. 147 146,862
358,178
Media — 1.2%
(d)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.33%
,
 08/21/26 ................. 357 331,477
DirecTV Financing LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 5.00%),
9.84%
,
 08/02/27 ................. 173 165,995
497,472
Passenger Airlines — 0.0%
(d)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
9.56%
,
 04/20/28 ................. 5 5,476
Mileage Plus Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 1.00% Floor + 5.25%),
10.21%
,
 06/21/27 ................ 7 7,173
12,649
Professional Services — 0.3%
(d)
Dun & Bradstreet Corp. (The), Term Loan, (1-
mo. LIBOR USD + 3.25%), 8.10%
,
 02/06/26 89 88,354
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.04%
,
 01/18/29 ................. 43 42,229
130,583
Software — 1.5%
(d)
Banff Guarantor, Inc., 2nd Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 5.50%),
10.34%
,
 02/27/26 ................ 96 92,100
Boxer Parent Co., Inc., Term Loan, (1-mo.
LIBOR USD + 3.75%), 8.59%
,
 10/02/25 . 157 155,106
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.15%
,
 07/06/29 ................. 36 35,751
Security
Par (000)
Par (000) Value
Software (continued)
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.50%
,
 03/30/29 ........... USD 182 $ 165,014
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.52%
,
 03/01/29 ................. 82 76,824
Sabre GLBL, Inc., Term Loan B1, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 12/17/27 ................. 6 5,293
Sabre GLBL, Inc., Term Loan B2, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 12/17/27 ................. 10 8,476
SS&C Technologies Holdings, Inc., Term
Loan B5, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 04/16/25 ................. 95 94,667
633,231
Textiles, Apparel & Luxury Goods — 0.2%
(d)
Crocs, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.41%
,
 02/20/29 ................. 61 60,285
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.56%
,
 03/08/30
(i)
................ 30 29,850
90,135
Trading Companies & Distributors — 0.3%
SRS Distribution, Inc., Term Loan
(d)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.16%, 06/02/28 ......... 36 35,107
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.34%, 06/02/28 ......... 99 95,879
130,986
Total Floating Rate Loan Interests — 8.6%
(Cost: $3,879,938) .............................. 3,701,907
Preferred Securities
Capital Trusts — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b)(c)(d)(f)
.................... 57 50,160
Total Preferred Securities — 0.1%
(Cost: $57,000) ................................ 50,160
Total Long-Term Investments — 97.8%
(Cost: $45,753,199) .............................. 42,072,600

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(k)(l)
.................. 674,502 $ 674,502
Total Short-Term Securities — 1.6%
(Cost: $674,502) ................................ 674,502
Total Options Purchased — 0.0%
(Cost: $21,476) ................................ 7,986
Total Investments Before Options Written — 99.4%
(Cost: $46,449,177 ) .............................. 42,755,088
Total Options Written — (0.0)%
(Premium Received — $(9,699)) ..................... (1,672)
Total Investments Net of Options Written — 99.4%
(Cost: $46,439,478 ) .............................. 42,753,416
Other Assets Less Liabilities — 0.6% ................... 238,203
Net Assets — 100.0% ..............................
$ 42,991,619
(a)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Perpetual security with no stated maturity date.
(g)
Convertible security.
(h)
Zero-coupon bond.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)
Annualized 7-day yield as of period end.
(l)
Affiliate of the Fund.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,002,589 $ — $ (328,087)
(a)
$ — $ — $ 674,502 674,502 $ 23,322 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31 , 2023
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
S&P 500 E-Mini Index ....................................................... 2 06/16/23 $ 414 $ (24,299)
U.S. Treasury 10 Year Note ................................................... 1 06/21/23 115 (3,242)
$ (27,541)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Invesco QQQ Trust 1 ......................... 6 04/14/23 USD 292.00 USD 193 $ 216
iShares Russell 2000 ETF ...................... 9 04/21/23 USD 185.00 USD 161 6,611
SPDR S&P 500 ETF Trust ...................... 19 04/21/23 USD 376.00 USD 778 1,159
$ 7,986
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Invesco QQQ Trust 1 .......................... 6 04/14/23 USD 270.00 USD 193 $ (51)
iShares Russell 2000 ETF ....................... 9 04/21/23 USD 170.00 USD 161 (1,098)
SPDR S&P 500 ETF Trust ....................... 19 04/21/23 USD 360.00 USD 778 (523)
$ (1,672)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Options Written ................................................... N/A N/A 8,027 — (1,672)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Options purchased
Investments at value — unaffiliated
(a)
............ $ — $ — $ 7,986 $ — $ — $ — $ 7,986
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(b)
...... $ — $ — $ 24,299 $ — $ 3,242 $ — $ 27,541
Options written
Options written at value ..................... — — 1,672 — — — 1,672
$ — $ — $ 25,971 $ — $ 3,242 $ — $ 29,213

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31 , 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Includes options purchased at value as reported in the Schedule of Investments.
(b)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 8,738 $ — $ 13,559 $ — $ 22,297
Options purchased
(a)
.................... — — (27,078) — — — (27,078)
Options written ........................ — — 12,837 — — — 12,837
$ — $ — $ (5,503) $ — $ 13,559 $ — $ 8,056
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (24,299) $ — $ (14,146) $ — $ (38,445)
Options purchased
(b)
.................... — — (13,490) — — — (13,490)
Options written ........................ — — 8,027 — — — 8,027
$ — $ — $ (29,762) $ — $ (14,146) $ — $ (43,908)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 376,560
Options
Average value of option contracts purchased ................................................................................ $ 14,502
Average value of option contracts written ................................................................................... $ 3,164
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 94,743 $ — $ — $ 94,743
Corporate Bonds ........................................ — 38,225,790 — 38,225,790
Floating Rate Loan Interests
Chemicals ............................................ — 35,972 — 35,972
Commercial Services & Supplies ............................. — 110,072 — 110,072
Containers & Packaging .................................. — 29,711 — 29,711
Diversified Consumer Services .............................. — 24,891 — 24,891
Diversified Telecommunication Services ........................ — 501,670 — 501,670
Financial Services ...................................... — — 177,663 177,663
Food Products ......................................... — — 6,486 6,486
Health Care Equipment & Supplies ........................... — 2,795 — 2,795
Health Care Providers & Services ............................ — 17,848 — 17,848
Health Care Technology .................................. — 677,599 — 677,599
Hotels, Restaurants & Leisure .............................. — 203,380 — 203,380
Household Durables ..................................... — 60,586 — 60,586
Insurance ............................................ — 358,178 — 358,178
Media ............................................... — 497,472 — 497,472
Passenger Airlines ...................................... — 12,649 — 12,649
Professional Services .................................... — 130,583 — 130,583
Software ............................................. — 633,231 — 633,231
Textiles, Apparel & Luxury Goods ............................ — 60,285 29,850 90,135

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31 , 2023
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Trading Companies & Distributors ............................ $ — $ 130,986 $ — $ 130,986
Capital Trusts ........................................... — 50,160 — 50,160
Short-Term Securities
Money Market Funds ...................................... 674,502 — — 674,502
Options Purchased
Equity contracts .......................................... 7,986 — — 7,986
$ 777,231 $ 41,763,858 $ 213,999 $ 42,755,088
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (25,971) $ — $ — $ (25,971)
Interest rate contracts ....................................... (3,242) — — (3,242)
$ (29,213) $ — $ — $ (29,213)
(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. LIBOR USD at 1.07% Floor +
1.07%), 5.88%, 04/20/33
(a)(b)
......... USD 250 $ 245,996
AIG CLO LLC, Series 2018-1A, Class A1R, (3-
mo. LIBOR USD at 1.12% Floor + 1.12%),
5.93%, 04/20/32
(a)(b)
............... 250 246,269
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class A, (3-mo. LIBOR USD at 1.05%
Floor + 1.05%), 5.85%, 01/28/31
(a)(b)
.... 245 241,506
Arbor Realty Commercial Real Estate Notes
Ltd., Series 2022-FL2, Class A, (1-mo.
CME Term SOFR at 1.85% Floor + 1.85%),
6.68%, 05/15/37
(a)(b)
............... 100 98,250
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 5.98%, 10/25/34
(a)(b)
......... 250 243,605
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/27 59 57,647
Series 2022-A2, Class A2, 5.00%, 04/15/28 218 220,620
Barings CLO Ltd., Series 2019-3A, Class
A1R, (3-mo. LIBOR USD at 1.07% Floor +
1.07%), 5.88%, 04/20/31
(a)(b)
......... 250 246,236
Beechwood Park CLO Ltd., Series 2019-1A,
Class A1R, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.96%, 01/17/35
(a)(b)
250 241,669
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class A1, (3-mo. LIBOR USD at 1.08%
Floor + 1.08%), 5.87%, 07/15/31
(a)(b)
.... 250 246,319
BMW Vehicle Owner Trust, Series 2022-A,
Class A3, 3.21%, 08/25/26 .......... 237 231,583
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 05/15/27 34 33,201
Series 2022-A3, Class A, 4.95%, 10/15/27 64 64,661
CIFC Funding Ltd., Series 2021-5A, Class
A, (3-mo. LIBOR USD at 1.14% Floor +
1.14%), 5.93%, 07/15/34
(a)(b)
......... 250 244,213
College Avenue Student Loans LLC, Series
2021-C, Class A1, (1-mo. LIBOR USD +
0.90%), 5.75%, 07/26/55
(a)(b)
......... 83 79,418
Discover Card Execution Note Trust, Series
2022-A3, Class A3, 3.56%, 07/15/27 .... 30 29,312
Enterprise Fleet Financing LLC
(b)
Series 2022-4, Class A2, 5.76%, 10/22/29 220 221,510
Series 2023-1, Class A2, 5.51%, 01/22/29 90 90,183
Ford Credit Auto Owner Trust
Series 2022-B, Class A4, 3.93%, 08/15/27 44 43,298
Series 2023-1, Class A, 4.85%, 08/15/35
(b)
145 145,341
Series 2023-A, Class A3, 4.65%, 02/15/28 50 49,995
FS Rialto Issuer LLC, Series 2022-FL5, Class
A, (1-mo. CME Term SOFR at 2.30% Floor +
2.30%), 6.99%, 06/19/37
(a)(b)
......... 100 100,190
GM Financial Consumer Automobile
Receivables Trust, Series 2022-3, Class A3,
3.64%, 04/16/27 ................. 54 52,920
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 160 126,252
Series 2021-5CS, Class A, 2.31%, 10/20/48 82 64,804
Series 2022-1GS, Class A, 2.70%, 01/20/49 45 36,588
Series 2022-2CS, Class A, 4.00%, 04/20/49 23 21,055
Series 2022-3CS, Class A, 4.95%, 07/20/49 56 53,359
Honda Auto Receivables Owner Trust, Series
2023-1, Class A3, 5.04%, 04/21/27 ..... 110 110,814
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26 55 54,047
Series 2022-C, Class A3, 5.39%, 06/15/27 53 53,637
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
.......... USD 135 $ 106,208
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (3-mo. LIBOR USD at
1.07% Floor + 1.07%), 5.86%, 07/15/33
(a)(b)
250 245,927
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2022-FL8, Class A, (SOFR 30 Day
Average at 1.35% Floor + 1.35%), 5.91%,
02/19/37
(a)(b)
.................... 100 97,202
Mosaic Solar Loan Trust
(b)
Series 2021-1A, Class A, 1.51%, 12/20/46 95 79,235
Series 2022-1A, Class A, 2.64%, 01/20/53 88 76,948
Mosaic Solar Loans LLC, Series 2017-2A,
Class C, 2.00%, 06/22/43
(b)
.......... 17 16,802
Navient Private Education Refi Loan Trust
(b)
Series 2020-CA, Class A2B, (1-mo. LIBOR
USD + 1.60%), 6.28%, 11/15/68
(a)
... 206 204,033
Series 2021-CA, Class A, 1.06%, 10/15/69 124 108,039
Series 2021-GA, Class A, 1.58%, 04/15/70 99 86,628
Series 2022-A, Class A, 2.23%, 07/15/70 . 129 115,727
Series 2022-BA, Class A, 4.16%, 10/15/70 112 107,934
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX, 1.63%, 04/20/62
(b)
........ 105 95,469
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class AR, (3-mo. LIBOR
USD at 0.92% Floor + 0.92%), 5.71%,
10/18/30
(a)(b)
.................... 250 247,526
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A1RR, (3-mo. LIBOR USD
at 0.97% Floor + 0.97%), 5.77%, 07/19/30
(a)
(b)
........................... 242 239,244
OneMain Financial Issuance Trust, Series
2022-S1, Class A, 4.13%, 05/14/35
(b)
... 120 115,909
Oportun Issuance Trust, Series 2021-C, Class
A, 2.18%, 10/08/31
(b)
.............. 100 90,039
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (3-mo. LIBOR USD at 1.00%
Floor + 1.00%), 5.80%, 10/17/31
(a)(b)
.... 250 246,878
PFS Financing Corp., Series 2023-A, Class A,
5.80%, 03/15/28
(b)
................ 125 127,058
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. LIBOR USD + 1.25%), 6.10%,
07/25/51
(a)(b)
.................... 95 92,427
Romark CLO II Ltd., Series 2018-2A, Class
A1, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 5.99%, 07/25/31
(a)(b)
......... 250 246,580
SMB Private Education Loan Trust
(a)(b)
Series 2022-B, Class A1B, (SOFR 30 Day
Average + 1.45%), 6.01%, 02/16/55 .. 171 168,461
Series 2022-C, Class A1B, (SOFR 30 Day
Average at 1.85% Floor + 1.85%), 6.41%,
05/16/50 .................... 86 85,432
SoFi Professional Loan Program LLC
(b)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 152 146,192
Series 2019-B, Class A2FX, 3.09%,
08/17/48 .................... 37 34,962
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 64 60,055
Series 2021-B, Class AFX, 1.14%, 02/15/47 118 98,278

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sunnova Sol IV Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)
.......... USD 93 $ 80,413
Total Asset-Backed Securities — 16.0%
(Cost: $7,682,729) .............................. 7,414,104
Corporate Bonds
Aerospace & Defense — 0.3%
(b)
Bombardier, Inc.
7.13%, 06/15/26 ................. 18 18,065
7.88%, 04/15/27 ................. 15 15,185
7.50%, 02/01/29 ................. 6 6,129
TransDigm, Inc.
8.00%, 12/15/25 ................. 9 9,169
6.25%, 03/15/26 ................. 65 65,059
6.75%, 08/15/28 ................. 30 30,300
143,907
Automobile Components — 0.2%
Clarios Global LP, 6.25%, 05/15/26
(b)
..... 65 64,837
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 8 8,221
73,058
Automobiles — 0.3%
Nissan Motor Acceptance Co. LLC, 2.00%,
03/09/26
(b)
.................... 165 146,229
Banks — 6.9%
Banco Bilbao Vizcaya Argentaria SA, 0.38%,
10/02/24
(c)
.................... EUR 100 103,101
Bank of America Corp.
(a)
(1-Day SOFR + 1.46%), 1.49%, 05/19/24 USD 100 99,445
(1-Day SOFR + 0.91%), 0.98%, 09/25/25 200 186,618
(3-mo. LIBOR USD + 0.87%), 2.46%,
10/22/25 .................... 200 190,390
(1-Day SOFR + 0.65%), 1.53%, 12/06/25 240 224,383
Bank of Montreal, 5.20%, 12/12/24 ...... 115 115,144
BNP Paribas SA, (3-mo. EURIBOR + 0.80%),
0.38%, 10/14/27
(a)(c)
.............. EUR 100 94,854
CaixaBank SA, (3-mo. EURIBOR + 0.85%),
0.38%, 11/18/26
(a)(c)
.............. 100 97,608
Citigroup, Inc.
(a)
(1-Day SOFR + 0.53%), 1.28%, 11/03/25 USD 35 32,693
(1-Day SOFR + 1.53%), 3.29%, 03/17/26 60 57,491
(1-Day SOFR + 1.55%), 5.61%, 09/29/26 110 110,820
(1-Day SOFR + 0.77%), 1.46%, 06/09/27 60 53,272
HSBC Holdings plc
(a)
(1-Day SOFR + 1.40%), 2.63%, 11/07/25 200 189,232
(1-Day SOFR + 1.93%), 2.10%, 06/04/26 200 183,656
HSBC USA, Inc., 5.63%, 03/17/25 ...... 200 200,376
Intesa Sanpaolo SpA, 1.50%, 04/10/24
(c)
... EUR 100 105,902
JPMorgan Chase & Co.
(a)
(3-mo. LIBOR USD + 0.89%), 3.80%,
07/23/24 .................... USD 49 48,746
(1-Day SOFR + 0.49%), 0.77%, 08/09/25 200 187,780
(1-Day SOFR + 1.85%), 2.08%, 04/22/26 102 95,445
(3-mo. LIBOR USD + 1.34%), 3.78%,
02/01/28 .................... 215 205,573
Lloyds Banking Group plc, (1-Year EUR Swap
Annual + 0.85%), 0.50%, 11/12/25
(a)(c)
... EUR 100 102,652
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.15%), 2.36%, 05/22/24
(a)
.......... USD 200 198,952
Royal Bank of Canada, 6.00%, 11/01/27 ... 56 58,415
Societe Generale SA, (3-mo. EURIBOR +
1.28%), 0.88%, 09/22/28
(a)(c)
......... EUR 100 92,974
Security
Par (000)
Par (000) Value
Banks (continued)
Toronto-Dominion Bank (The), 1.25%, 12/13/24 USD 150 $ 140,815
3,176,337
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.00%,
04/13/28 ..................... 150 148,293
Biotechnology — 1.7%
AbbVie, Inc., 1.25%, 06/01/24 ......... EUR 100 105,616
Amgen, Inc., 5.15%, 03/02/28 ......... USD 230 234,835
Gilead Sciences, Inc.
3.70%, 04/01/24 ................. 385 380,470
2.95%, 03/01/27 ................. 50 47,574
768,495
Broadline Retail — 0.1%
(b)
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 8 6,917
Match Group Holdings II LLC, 4.63%, 06/01/28 19 17,646
24,563
Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 8 7,603
Carrier Global Corp., 2.24%, 02/15/25 .... 36 34,349
Standard Industries, Inc., 4.75%, 01/15/28
(b)
20 18,683
60,635
Capital Markets — 4.6%
Charles Schwab Corp. (The)
0.90%, 03/11/26 ................. 150 131,509
3.30%, 04/01/27 ................. 100 92,388
Credit Suisse AG, Series FXD, 0.52%, 08/09/23 250 242,812
Deutsche Bank AG
Series E, 0.96%, 11/08/23 .......... 375 358,033
(1-Day SOFR + 2.58%), 3.96%, 11/26/25
(a)
150 141,914
Goldman Sachs Group, Inc. (The)
(a)
(1-Day SOFR + 1.51%), 4.39%, 06/15/27 155 151,413
(1-Day SOFR + 1.11%), 2.64%, 02/24/28 95 86,653
Morgan Stanley
(a)
(1-Day SOFR + 0.47%), 5.37%, 11/10/23 200 199,525
(1-Day SOFR + 0.53%), 0.79%, 05/30/25 45 42,596
(1-Day SOFR + 0.56%), 1.16%, 10/21/25 275 256,810
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 .................... EUR 100 101,522
(1-Day SOFR + 1.73%), 5.12%, 02/01/29 USD 50 50,397
MSCI, Inc., 3.63%, 09/01/30
(b)
......... 5 4,347
State Street Corp., (1-Day SOFR + 1.35%),
5.75%, 11/04/26
(a)
............... 70 71,336
UBS Group AG, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
0.85%), 1.49%, 08/10/27
(a)(b)
......... 200 172,211
2,103,466
Chemicals — 0.1%
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 45 39,494
HB Fuller Co., 4.00%, 02/15/27 ........ 13 11,882
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
13 11,018
62,394
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The), 4.13%, 08/01/29
(b)
8 7,134
Allied Universal Holdco LLC, 6.63%, 07/15/26
(b)
21 20,181
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 8 7,960
Aramark Services, Inc.
(b)
6.38%, 05/01/25 ................. 9 9,066
5.00%, 02/01/28 ................. 17 16,090
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 5 4,488
7.75%, 02/15/28 ................. 4 3,943

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
(b)
5.13%, 12/15/26 ................. USD 14 $ 13,689
4.00%, 08/01/28 ................. 7 6,360
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 6 5,369
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 2 1,854
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
.................... 12 11,220
Republic Services, Inc., 3.38%, 11/15/27 ... 150 143,179
250,533
Communications Equipment — 0.1%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 8 7,534
CommScope, Inc., 6.00%, 03/01/26 ...... 21 20,267
Viasat, Inc., 5.63%, 04/15/27 .......... 15 14,085
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 17 14,538
56,424
Consumer Finance — 1.5%
American Express Co., 2.55%, 03/04/27 ... 190 175,389
General Motors Financial Co., Inc.
3.50%, 11/07/24 ................. 100 97,419
6.05%, 10/10/25 ................. 100 101,633
John Deere Capital Corp., 0.70%, 01/15/26 . 100 90,753
OneMain Finance Corp.
6.88%, 03/15/25 ................. 2 1,938
7.13%, 03/15/26 ................. 12 11,535
SLM Corp., 3.13%, 11/02/26 .......... 7 5,950
Synchrony Financial, 4.88%, 06/13/25 .... 125 115,711
Toyota Motor Credit Corp., 5.40%, 11/10/25 . 100 102,576
702,904
Consumer Staples Distribution & Retail — 0.1%
(b)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 6 5,646
5.88%, 02/15/28 ................. 34 33,791
6.50%, 02/15/28 ................. 3 3,008
United Natural Foods, Inc., 6.75%, 10/15/28 6 5,576
US Foods, Inc.
6.25%, 04/15/25 ................. 13 13,117
4.75%, 02/15/29 ................. 2 1,848
62,986
Containers & Packaging — 0.4%
Ball Corp., 4.88%, 03/15/26 .......... 72 71,460
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 13 12,513
Crown Americas LLC, 4.25%, 09/30/26 ... 30 28,760
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... 13 11,898
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/26
(b)
............... 41 41,000
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................. 20 18,664
6.13%, 02/01/28 ................. 3 3,033
187,328
Distributors — 0.0%
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28
(b)
2 2,060
Diversified REITs — 0.0%
(b)
HAT Holdings I LLC, 3.38%, 06/15/26 .... 13 11,277
Uniti Group LP, 10.50%, 02/15/28 ....... 7 6,790
18,067
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 1.80%, 09/05/26 .......... EUR 100 $ 102,089
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 15 14,175
5.00%, 02/01/28 ................. 19 17,527
6.38%, 09/01/29 ................. 12 11,460
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 17 15,455
5.00%, 05/01/28 ................. 5 4,339
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 8 6,328
4.63%, 09/15/27 ................. 4 2,405
4.25%, 07/01/28 ................. 21 11,848
3.88%, 11/15/29 ................. 7 5,066
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
8 5,280
Verizon Communications, Inc., 2.10%, 03/22/28 45 40,087
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
57 43,320
279,379
Electric Utilities — 1.6%
EDP - Energias de Portugal SA, 1.63%,
04/15/27
(c)
.................... EUR 100 100,175
Eversource Energy, 5.45%, 03/01/28 ..... USD 55 56,992
Exelon Corp., 5.15%, 03/15/28 ......... 50 50,871
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24 ................. 230 227,337
6.05%, 03/01/25 ................. 75 76,297
4.90%, 02/28/28 ................. 50 50,331
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 13 12,834
NRG Energy, Inc., 5.75%, 01/15/28 ...... 29 28,440
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 66 60,380
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 98 94,459
758,116
Electrical Equipment — 0.1%
(b)
Sensata Technologies BV
5.00%, 10/01/25 ................. 15 14,890
4.00%, 04/15/29 ................. 3 2,711
Vertiv Group Corp., 4.13%, 11/15/28 ..... 18 15,882
33,483
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 3 1,973
Live Nation Entertainment, Inc.
6.50%, 05/15/27 ................. 2 2,021
4.75%, 10/15/27 ................. 13 12,025
3.75%, 01/15/28 ................. 23 20,585
36,604
Financial Services — 0.6%
Block, Inc., 2.75%, 06/01/26 .......... 23 20,971
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 13 12,675
Fidelity National Information Services, Inc.,
1.15%, 03/01/26 ................ 100 88,973
MGIC Investment Corp., 5.25%, 08/15/28 .. 10 9,505
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 3 2,723
PayPal Holdings, Inc., 2.65%, 10/01/26 ... 110 103,723
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 2 1,884
7.38%, 09/01/25 ................. 5 4,467
11.25%, 12/15/27 ................ 2 1,864
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 15 14,100
260,885

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Food Products — 0.6%
Chobani LLC, 4.63%, 11/15/28
(b)
........ USD 14 $ 12,758
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 15 14,625
General Mills, Inc., 5.24%, 11/18/25 ...... 95 95,285
Kraft Heinz Foods Co., 3.00%, 06/01/26 ... 100 95,523
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
37 35,888
254,079
Ground Transportation — 0.4%
Ryder System, Inc., 3.75%, 06/09/23 ..... 110 109,596
Uber Technologies, Inc.
(b)
8.00%, 11/01/26 ................. 6 6,151
6.25%, 01/15/28 ................. 28 27,930
4.50%, 08/15/29 ................. 12 10,935
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 14 12,736
167,348
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 26 24,635
Hologic, Inc., 4.63%, 02/01/28
(b)
........ 9 8,736
Medline Borrower LP, 3.88%, 04/01/29
(b)
... 7 6,072
Teleflex, Inc.
4.63%, 11/15/27 ................. 2 1,954
4.25%, 06/01/28
(b)
................ 12 11,411
52,808
Health Care Providers & Services — 2.3%
Centene Corp., 2.45%, 07/15/28 ........ 31 26,970
Community Health Systems, Inc., 6.00%,
01/15/29
(b)
.................... 17 14,380
CVS Health Corp., 6.25%, 06/01/27 ...... 50 52,836
Elevance Health, Inc., 5.35%, 10/15/25 ... 225 226,973
Encompass Health Corp., 4.50%, 02/01/28 . 34 31,691
Fresenius SE & Co. KGaA, 0.75%, 01/15/28
(c)
EUR 100 93,556
HCA, Inc.
5.25%, 04/15/25 ................. USD 50 49,968
5.88%, 02/15/26 ................. 155 157,295
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 17 15,104
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 2 1,898
4.38%, 02/15/27 ................. 2 1,636
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 2 1,917
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 22 20,466
Tenet Healthcare Corp.
6.25%, 02/01/27 ................. 2 1,967
5.13%, 11/01/27 ................. 54 51,843
UnitedHealth Group, Inc.
5.15%, 10/15/25 ................. 195 198,678
2.95%, 10/15/27 ................. 100 94,428
1,041,606
Health Care REITs — 0.5%
Healthpeak OP LLC, 1.35%, 02/01/27 .... 100 87,870
Welltower OP LLC
4.00%, 06/01/25 ................. 50 48,548
4.25%, 04/01/26 ................. 100 97,810
234,228
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88%, 01/15/28 ................. 8 7,440
4.38%, 01/15/28 ................. 35 32,310
Cedar Fair LP, 5.50%, 05/01/25 ........ 9 8,995
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 ................. 58 58,000
3.75%, 05/01/29 ................. 2 1,790
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 6 6,062
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc., 6.25%, 05/15/25 ...... USD 9 $ 9,021
123,618
Household Durables — 0.0%
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 10 8,798
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 90 85,950
TransAlta Corp., 7.75%, 11/15/29 ....... 14 14,712
100,662
Insurance — 0.3%
(b)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 77 68,968
6.75%, 04/15/28 ................. 10 9,888
AmWINS Group, Inc., 4.88%, 06/30/29 .... 3 2,655
NFP Corp., 4.88%, 08/15/28 .......... 58 52,316
133,827
IT Services — 0.6%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
9 8,213
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 26 24,679
International Business Machines Corp.
0.95%, 05/23/25 ................. EUR 100 102,994
4.50%, 02/06/26 ................. USD 100 99,816
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 20 17,087
Twilio, Inc., 3.63%, 03/15/29 .......... 23 19,837
272,626
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 32 29,948
Danaher Corp., 2.10%, 09/30/26 ....... EUR 100 104,185
134,133
Machinery — 0.0%
(b)
Mueller Water Products, Inc., 4.00%, 06/15/29 USD 6 5,359
Wabash National Corp., 4.50%, 10/15/28 .. 10 8,670
14,029
Media — 0.4%
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
.................... 55 49,363
Comcast Corp., 4.15%, 10/15/28 ....... 45 44,515
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 12 10,868
GCI LLC, 4.75%, 10/15/28
(b)
.......... 2 1,725
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
6 5,405
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 4 3,130
Sirius XM Radio, Inc.
(b)
5.00%, 08/01/27 ................. 2 1,873
4.00%, 07/15/28 ................. 49 42,088
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 2 1,897
160,864
Metals & Mining — 0.4%
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 61 60,534
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 37 33,813
3.88%, 08/15/31 ................. 21 17,687
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 50 47,162
159,196
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 2 2,004
4.38%, 01/15/27 ................. 6 4,959
6,963

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.6%
E.ON SE, 0.88%, 01/08/25
(c)
.......... EUR 30 $ 31,083
Engie SA, 1.75%, 03/27/28
(c)
.......... 100 99,783
Sempra Energy, 3.30%, 04/01/25 ....... USD 50 48,391
Veolia Environnement SA, 0.00%, 01/14/27
(c)
EUR 100 94,775
274,032
Oil, Gas & Consumable Fuels — 0.2%
Eni SpA, 1.00%, 03/14/25
(c)
........... 100 103,520
Passenger Airlines — 0.2%
(b)
American Airlines, Inc.
11.75%, 07/15/25 ................ USD 16 17,505
5.50%, 04/20/26 ................. 11 11,056
7.25%, 02/15/28 ................. 2 1,945
5.75%, 04/20/29 ................. 6 5,755
Mileage Plus Holdings LLC, 6.50%, 06/20/27 9 8,473
United Airlines, Inc.
4.38%, 04/15/26 ................. 42 40,182
4.63%, 04/15/29 ................. 3 2,713
87,629
Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27
(b)
.................... 33 32,226
Professional Services — 0.0%
(b)
AMN Healthcare, Inc., 4.63%, 10/01/27 ... 11 10,196
CoreLogic, Inc., 4.50%, 05/01/28 ....... 9 6,829
17,025
Real Estate Management & Development — 0.1%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 16 14,324
Howard Hughes Corp. (The), 5.38%, 08/01/28 19 17,302
Realogy Group LLC, 5.75%, 01/15/29 .... 11 8,233
39,859
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 6 4,815
Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Corp.
3.13%, 01/15/25 ................. 5 4,817
3.88%, 01/15/27 ................. 120 116,004
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 17 16,072
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 13 11,745
Intel Corp., 4.88%, 02/10/28 .......... 70 71,125
Lam Research Corp.
3.80%, 03/15/25 ................. 20 19,650
3.75%, 03/15/26 ................. 143 140,604
NXP BV
4.88%, 03/01/24 ................. 225 223,003
2.70%, 05/01/25 ................. 330 312,634
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 7 6,028
Texas Instruments, Inc., 4.60%, 02/15/28 .. 100 102,072
1,023,754
Software — 1.9%
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 4 4,026
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
15 13,631
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 6 5,897
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 41 36,591
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(b)
.................... 40 35,384
Consensus Cloud Solutions, Inc., 6.00%,
10/15/26
(b)
.................... 13 11,294
Elastic NV, 4.13%, 07/15/29
(b)
......... 18 15,368
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 12 11,130
Security
Par (000)
Par (000) Value
Software (continued)
Gen Digital, Inc., 6.75%, 09/30/27
(b)
...... USD 10 $ 10,052
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 7 6,212
Open Text Corp., 6.90%, 12/01/27
(b)
..... 13 13,411
Oracle Corp.
1.65%, 03/25/26 ................. 110 101,055
3.25%, 11/15/27 ................. 200 187,996
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 14 13,083
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
23 22,317
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 2 1,506
VMware, Inc.
0.60%, 08/15/23 ................. 120 117,741
1.40%, 08/15/26 ................. 155 137,097
3.90%, 08/21/27 ................. 55 52,651
Workday, Inc., 3.50%, 04/01/27 ........ 80 76,541
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
18 15,583
888,566
Specialized REITs — 2.8%
American Tower Corp.
1.60%, 04/15/26 ................. 330 298,435
0.45%, 01/15/27 ................. EUR 100 94,627
3.65%, 03/15/27 ................. USD 60 56,990
Crown Castle, Inc.
3.15%, 07/15/23 ................. 350 347,829
3.20%, 09/01/24 ................. 50 48,569
1.05%, 07/15/26 ................. 170 149,799
Equinix, Inc.
1.00%, 09/15/25 ................. 200 181,131
0.25%, 03/15/27 ................. EUR 100 93,459
Iron Mountain, Inc., 5.00%, 07/15/28
(b)
.... USD 20 18,610
SBA Communications Corp.
3.88%, 02/15/27 ................. 20 18,880
3.13%, 02/01/29 ................. 2 1,740
1,310,069
Specialty Retail — 0.6%
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 3 2,565
Home Depot, Inc. (The), 2.88%, 04/15/27 .. 55 52,431
Lowe's Cos., Inc., 3.10%, 05/03/27 ...... 180 171,047
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 42 37,300
Staples, Inc., 7.50%, 04/15/26
(b)
........ 5 4,381
267,724
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... 17 14,911
William Carter Co. (The), 5.63%, 03/15/27 .. 14 13,608
28,519
Trading Companies & Distributors — 0.2%
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
50 43,276
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 14 13,510
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 8 7,157
United Rentals North America, Inc., 4.88%,
01/15/28 ..................... 21 20,081
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
24 24,643
108,667
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., 3.20%,
03/15/27
(b)
.................... 145 136,427
Sprint LLC, 7.63%, 03/01/26 .......... 38 40,184
T-Mobile USA, Inc., 2.25%, 02/15/26 ..... 23 21,392
198,003
Total Corporate Bonds — 36.0%
(Cost: $17,403,885) .............................. 16,605,339

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
France — 0.2%
Electricite de France SA, 1.00%
,
10/13/26
(c)
. EUR 100 $ 100,015
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau, 0.00%
,
09/15/28
(c)
..................... 200 186,020
Supranational — 0.9%
European Investment Bank, 0.50%
,
11/15/23
(c)
400 427,097
Total Foreign Agency Obligations — 1.5%
(Cost: $779,132) ................................ 713,132
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.8%
(a)(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67 .......... USD 44 39,822
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67 .......... 90 83,426
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66 ................. 84 72,202
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66 ..... 82 69,250
Flagstar Mortgage Trust, Series 2021-12, Class
A19, 5.00%, 11/25/51 .............. 115 112,169
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66 ................. 67 58,886
JP Morgan Mortgage Trust, Series 2021-7,
Class A3, 2.50%, 11/25/51 .......... 110 88,414
MFA Trust, Series 2021-INV2, Class A1, 1.91%,
11/25/56 ....................... 174 148,178
PRKCM Trust, Series 2021-AFC2, Class A1,
2.07%, 11/25/56 ................. 100 83,028
RCKT Mortgage Trust, Series 2022-4, Class
A2, 3.50%, 06/25/52 .............. 95 83,482
838,857
Commercial Mortgage-Backed Securities — 4.1%
AREIT LLC, Series 2022-CRE7, Class A,
(1-mo. CME Term SOFR at 2.24% Floor +
2.24%), 6.99%, 06/17/39
(a)(b)
......... 100 99,250
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
..................... 200 186,543
Commercial Mortgage Trust
Series 2013-CR10, Class A4, 4.21%,
08/10/46
(a)
................... 168 167,652
Series 2015-CR22, Class A5, 3.31%,
03/10/48 .................... 200 191,461
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 .... 200 190,971
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................ 150 116,926
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (1-mo. LIBOR
USD at 0.76% Floor + 0.76%), 5.44%,
06/15/38
(a)
................... 200 193,655
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 86,789
MAD Mortgage Trust, Series 2017-330M, Class
A, 2.98%, 08/15/34
(a)(b)
............. 250 236,893
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 135 132,841
Series 2015-C20, Class A4, 3.25%,
02/15/48 .................... 180 172,477
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Ready Capital Mortgage Financing LLC, Series
2022-FL8, Class A, (SOFR 30 Day Average
at 1.65% Floor + 1.65%), 6.22%, 01/25/37
(a)
(b)
........................... USD 60 $ 58,972
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4, 3.64%,
12/15/59 ...................... 50 46,889
1,881,319
Total Non-Agency Mortgage-Backed Securities — 5.9%
(Cost: $2,965,991) .............................. 2,720,176
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.2%
Federal Farm Credit Bank Bonds
1.68%, 09/17/35 ................. 220 162,453
2.17%, 10/29/29 ................. 80 70,619
2.25%, 08/15/29 ................. 150 133,366
Federal Home Loan Bank Bonds
0.60%, 12/30/26 ................. 120 105,717
2.06%, 09/27/29 ................. 150 131,716
2.18%, 11/06/29 ................. 100 88,337
Federal Home Loan Mortgage Corp.,
0.65%, 05/28/26 ................. 120 108,014
Federal National Mortgage Association
0.74%, 08/25/27 ................. 120 104,256
0.81%, 09/25/28 ................. 120 101,800
1,006,278
Mortgage-Backed Securities — 7.3%
Government National Mortgage Association
2.50%, 10/20/51 ................. 200 174,673
3.00%, 10/20/51 ................. 994 907,193
Uniform Mortgage-Backed Securities
2.50%, 11/01/51 ................. 184 160,705
3.00%, 11/01/51 ................. 251 230,207
3.00%, 04/25/53
(d)
................ 980 879,314
3.50%, 11/01/51 ................. 943 899,970
5.50%, 04/25/53
(d)
................ 123 124,242
3,376,304
Total U.S. Government Sponsored Agency Securities — 9.5%
(Cost: $4,701,298) .............................. 4,382,582
U.S. Treasury Obligations
U.S. Treasury Notes
0.88%, 01/31/24 ................. 1,155 1,118,500
1.50%, 02/29/24 ................. 3,560 3,460,292
2.25%, 03/31/24 ................. 1,400 1,367,680
1.75%, 03/15/25 ................. 120 114,778
2.88%, 06/15/25 ................. 1,780 1,738,003
3.50%, 09/15/25 - 01/31/28 .......... 2,010 1,991,522
4.50%, 11/15/25 ................. 25 25,369
3.88%, 01/15/26 ................. 1,500 1,500,469
4.00%, 02/15/26 ................. 1,080 1,084,472
4.63%, 03/15/26 ................. 1,040 1,063,725
Total U.S. Treasury Obligations — 29.2%
(Cost: $13,447,370) .............................. 13,464,810
Total Long-Term Investments — 98.1%
(Cost: $46,980,405) .............................. 45,300,143

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Short-Term Securities
Commercial Paper — 2.1%
(e)
AT&T, Inc., 5.93%
,
02/21/24 ........... USD 250 $ 237,122
Enel Finance America LLC, 5.27%
,
09/06/23 250 243,002
NatWest Markets plc, 5.74%
,
02/26/24 .... 250 237,085
Societe Generale SA, 5.70%
,
03/06/24 .... 250 238,497
Total Commercial Paper — 2.1%
(Cost: $956,629) ................................ 955,706
Shares
Shares
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(f)(g)
................. 558,511 558,511
Total Money Market Funds — 1.2%
(Cost: $558,511) ................................ 558,511
Total Short-Term Securities — 3.3%
(Cost: $1,515,140) .............................. 1,514,217
Total Investments Before TBA Sale Commitments — 101.4%
(Cost: $48,495,545 ) .............................. 46,814,360
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — (2.2)%
Uniform Mortgage-Backed Securities
(d)
3.00% ,  04/25/53 ................. USD (980) $ (879,314)
5.50% ,  04/25/53 ................. (123) (124,242)
Total TBA Sale Commitments — (2.2)%
(Proceeds: $(997,789)) ........................... (1,003,556)
Total Investments Net of TBA Sale Commitments — 99.2%
(Cost: $47,497,756 ) .............................. 45,810,804
Other Assets Less Liabilities — 0.8% ................... 359,008
Net Assets — 100.0% ..............................
$ 46,169,812
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Represents or includes a TBA transaction.
(e)
Rates are discount rates or a range of discount rates as of period end.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,345,914 $ — $ (787,403)
(a)
$ — $ — $ 558,511 558,511 $ 15,809 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 88 06/30/23 $ 18,181 $ 155,034
Short Contracts
Euro-Bobl ............................................................... 9 06/08/23 1,151 (25,518)
Euro-Bund .............................................................. 1 06/08/23 147 (5,225)
Euro-Schatz ............................................................. 1 06/08/23 115 (1,036)
Japan 10 Year Bond ........................................................ 1 06/13/23 1,116 (21,419)
U.S. Treasury 10 Year Note ................................................... 9 06/21/23 1,036 5,424
U.S. Treasury 10 Year Ultra Note ............................................... 7 06/21/23 849 (25,887)
U.S. Treasury Long Bond ..................................................... 5 06/21/23 657 (22,760)
U.S. Treasury Ultra Bond ..................................................... 2 06/21/23 283 (14,209)
U.S. Treasury 5 Year Note .................................................... 35 06/30/23 3,838 (38,820)
(149,450)
$ 5,584
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,518,599 EUR 2,335,500 Bank of America NA 06/21/23 $ (25,658)
USD 20,492 EUR 19,000 Deutsche Bank AG 06/21/23 (206)
$ (25,864)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 39.V1 ..................... 5.00 % Quarterly 12/20/27 USD 2,000 $ (26,937) $ 33,239 $ (60,176)
Markit CDX North American Investment Grade
Index Series 40.V1 ................ 1.00 Quarterly 06/20/28 USD 940 (11,064) (6,988) (4,076)
$ (38,001) $ 26,251 $ (64,252)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.35% Annual 04/05/23
(a)
12/31/24 USD 1,025 $ 2,532 $ 172 $ 2,360
3.59% Annual 1-day SOFR Annual 04/05/23
(a)
05/31/27 USD 1,025 (5,450) 37 (5,487)
$ (2,918) $ 209 $ (3,127)
(a)
Forward swap.

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4.87%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 33,448 $ (6,988) $ 2,360 $ (69,739) $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized ap preciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 160,458 $ — $ 160,458
Swaps — centrally cleared
Unrealized apprecia tion on centrally cleared swaps
(a)
. — — — — 2,360 — 2,360
$ — $ — $ — $ — $ 162,818 $ — $ 162,818
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized de preciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 154,874 $ — $ 154,874
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 25,864 — — 25,864
Swaps — centrally cleared
Unrealized deprecia tion on centrally cleared swaps
(a)
. — 64,252 — — 5,487 — 69,739
$ — $ 64,252 $ — $ 25,864 $ 160,361 $ — $ 250,477
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (38,431) $ — $ (38,431)
Forward foreign currency exchange contracts .... — — — (235,998) — — (235,998)
Swaps .............................. — (48,791) — — 3,127 — (45,664)
$ — $ (48,791) $ — $ (235,998) $ (35,304) $ — $ (320,093)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (59,327) $ — $ (59,327)
Forward foreign currency exchange contracts .... — — — (107,864) — — (107,864)
Swaps .............................. — (61,838) — — (17,646) — (79,484)
$ — $ (61,838) $ — $ (107,864) $ (76,973) $ — $ (246,675)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 18,315,469
Average notional value of contracts — short ................................................................................. $ 9,322,935
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 3,547,322
Average amounts sold — in USD ........................................................................................ $ 956,685
Credit default swaps
Average notional value — buy protection ................................................................................... $ 2,730,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,025,000
Average notional value — receives fixed rate ................................................................................ $ 1,025,000
The Fund's derivative assets and liabilities (by type) were as follows:
Liabilities
Derivative Financial Instruments
Futures contracts ................................................................................................... $ 7,037
Forward foreign currency exchange contracts ................................................................................ 25,864
Swaps — centrally cleared ............................................................................................. 25,118
Total derivative assets and liabilities in the Statements of Assets and Liabilities ...........................................................
$ 58,019
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") .......................................................
(32,155)
Total derivative assets and liabilities subject to an MNA ...........................................................................
$ 25,864
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)(b)
Bank of America NA .............................. $ 25,658 $ — $ — $ — $ 25,658
Deutsche Bank AG ............................... 206 — — — 206
$ 25,864 $ — $ — $ — $ 25,864
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 7,414,104 $ — $ 7,414,104
Corporate Bonds ........................................ — 16,605,339 — 16,605,339
Foreign Agency Obligations ................................. — 713,132 — 713,132
Non-Agency Mortgage-Backed Securities ........................ — 2,720,176 — 2,720,176
U.S. Government Sponsored Agency Securities .................... — 4,382,582 — 4,382,582
U.S. Treasury Obligations ................................... — 13,464,810 — 13,464,810
Short-Term Securities
Commercial Paper ....................................... — 955,706 — 955,706
Money Market Funds ...................................... 558,511 — — 558,511
Liabilities
Investments
TBA Sale Commitments .................................... — (1,003,556) — (1,003,556)
$ 558,511 $ 45,252,293 $ — $ 45,810,804
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 160,458 $ 2,360 $ — $ 162,818
Liabilities
Credit contracts ........................................... — (64,252) — (64,252)
Foreign currency exchange contracts ............................ — (25,864) — (25,864)
Interest rate contracts ....................................... (154,874) (5,487) — (160,361)
$ 5,584 $ (93,243) $ — $ (87,659)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 6.3%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (3-mo. LIBOR USD
at 1.07% Floor + 1.07%), 5.88%,
04/20/33 ................. USD 250 $ 245,995
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%),
6.61%, 10/27/34 ............ 250 239,537
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. LIBOR USD
at 1.23% Floor + 1.23%), 6.04%,
07/20/34 ................. 250 244,825
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (3-mo. LIBOR USD
at 1.13% Floor + 1.13%), 5.94%,
10/20/34 ................. 250 243,927
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (3-mo. LIBOR USD at
1.19% Floor + 1.19%), 5.98%,
10/15/30 ................. 250 247,617
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class ARR, (3-
mo. LIBOR USD at 0.94% Floor +
0.94%), 5.76%, 10/21/30 ....... 249 245,917
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(3-mo. LIBOR USD at 2.60% Floor +
2.60%), 7.40%, 01/19/33 ....... 250 244,274
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. LIBOR USD
at 1.15% Floor + 1.15%), 5.94%,
01/15/35 ................. 250 243,061
Pikes Peak CLO 8, Series 2021-8A,
Class B, (3-mo. LIBOR USD at
1.75% Floor + 1.75%), 6.56%,
07/20/34 ................. 250 241,023
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (3-mo. LIBOR USD
at 1.22% Floor + 1.22%), 6.09%,
08/16/34 ................. 250 244,851
Trimaran Cavu Ltd., Series 2021-2A,
Class D1, (3-mo. LIBOR USD at
3.25% Floor + 3.25%), 8.07%,
10/25/34 ................. 250 226,113
2,667,140
Ireland — 0.5%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. LIBOR USD +
1.25%), 6.10%, 07/25/51
(a)(b)
.... 199 193,727
United States — 6.2%
(a)
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (3-mo. LIBOR
USD at 1.24% Floor + 1.24%),
6.03%, 07/15/36
(b)
........... 250 244,903
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26 . 484 419,862
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(b)
................ 206 160,917
Lendmark Funding Trust, Series 2022-
1A, Class A, 5.12%, 07/20/32 ... 100 98,357
Mariner Finance Issuance Trust, Series
2019-AA, Class B, 3.51%, 07/20/32 100 97,035
Security
Par (000)
Par (000) Value
United States (continued)
Mosaic Solar Loans LLC, Series 2017-
2A, Class C, 2.00%, 06/22/43 ... USD 58 $ 56,006
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.38%, 11/15/30
(b)
...... 100 99,678
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(c)
........ 313 294,458
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40 ................. 500 413,193
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 100 95,790
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 100 93,342
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 200 187,366
Tricon Residential Trust, Series 2021-
SFR1, Class F, 3.69%, 07/17/38 .. 400 352,504
2,613,411
Total Asset-Backed Securities — 13.0%
(Cost: $5,784,498) .............................. 5,474,278
Corporate Bonds
Australia — 0.0%
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... 6 5,775
Belgium — 0.5%
Anheuser-Busch InBev Worldwide, Inc.,
5.88%
,
06/15/35 ............ 31 33,755
KBC Group NV, (3-mo. EURIBOR +
0.72%), 0.38%
,
06/16/27
(b)(d)
.... EUR 200 193,287
227,042
Canada — 0.1%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
USD 2 1,860
Rogers Communications, Inc., 3.70%
,
11/15/49 .................. 43 31,532
33,392
China — 0.3%
NXP BV
5.55%, 12/01/28 ............ 68 69,360
3.40%, 05/01/30 ............ 64 57,352
126,712
France — 0.9%
(d)
Banque Federative du Credit Mutuel
SA, 0.10%
,
10/08/27 ......... EUR 100 92,721
BNP Paribas SA, (3-mo. EURIBOR +
0.80%), 0.38%
,
10/14/27
(b)
..... 100 94,854
Engie SA, 1.75%
,
03/27/28 ....... 100 99,783
Societe Generale SA, (3-mo. EURIBOR
+ 1.28%), 0.88%
,
09/22/28
(b)
.... 100 92,973
380,331
Germany — 0.8%
Commerzbank AG, (3-mo. EURIBOR +
1.30%), 0.75%
,
03/24/26
(b)(d)
.... 100 99,704
Deutsche Bank AG, (1-Day SOFR +
1.87%), 2.13%
,
11/24/26
(b)
..... USD 150 129,266

BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Germany (continued)
E.ON SE, 1.00%
,
10/07/25
(d)
...... EUR 100 $ 102,523
331,493
Italy — 0.7%
(d)
Intesa Sanpaolo SpA , 1.50%
,
04/10/24 100 105,902
Iren SpA
1.95%, 09/19/25 ............ 100 103,242
1.50%, 10/24/27 ............ 100 98,788
307,932
Japan — 0.5%
Takeda Pharmaceutical Co. Ltd.,
5.00%
,
11/26/28 ............ USD 200 202,155
South Africa — 0.4%
Anglo American Capital plc, 3.88%
,
03/16/29
(a)
................ 200 183,475
Spain — 0.9%
(d)
Banco de Sabadell SA, (1-Year EUR
Swap Annual + 1.55%), 1.13%
,
03/11/27
(b)
................ EUR 100 97,853
Banco Santander SA, 0.30%
,
10/04/26 200 193,659
CaixaBank SA, (3-mo. EURIBOR +
0.85%), 0.38%
,
11/18/26
(b)
..... 100 97,608
389,120
Switzerland — 0.6%
Credit Suisse AG, 4.75%
,
08/09/24 .. USD 250 241,950
United Kingdom — 1.2%
CNH Industrial NV, 4.50%
,
08/15/23 . 188 187,060
National Grid plc, 0.25%
,
09/01/28
(d)
. EUR 100 89,638
RELX Capital, Inc., 4.00%
,
03/18/29 . USD 24 23,128
SSE plc
(d)
0.88%, 09/06/25 ............ EUR 100 101,872
1.38%, 09/04/27 ............ 100 99,915
501,613
United States — 21.5%
AbbVie, Inc.
4.55%, 03/15/35 ............ USD 57 55,733
4.70%, 05/14/45 ............ 43 40,292
AEP Texas, Inc.
3.95%, 06/01/28 ............ 95 91,426
5.25%, 05/15/52 ............ 43 41,972
Aetna, Inc., 6.63%
,
06/15/36 ...... 7 7,762
Agilent Technologies, Inc., 3.05%
,
09/22/26 ................. 20 18,863
Albertsons Cos., Inc., 4.88%
,
02/15/30
(a)
................ 2 1,867
Amazon.com, Inc.
4.70%, 12/01/32 ............ 34 34,849
4.05%, 08/22/47 ............ 57 51,686
American Express Co., (1-Day SOFR +
1.76%), 4.42%
,
08/03/33
(b)
..... 24 22,945
American International Group, Inc.,
4.38%
,
06/30/50 ............ 27 23,058
American Tower Corp.
5.00%, 02/15/24 ............ 12 11,945
0.45%, 01/15/27 ............ EUR 100 94,627
3.80%, 08/15/29 ............ USD 105 97,581
American Transmission Systems, Inc.,
2.65%
,
01/15/32
(a)
........... 34 28,626
Amgen, Inc.
5.15%, 03/02/28 ............ 51 52,072
Security
Par (000)
Par (000) Value
United States (continued)
4.05%, 08/18/29 ............ USD 24 $ 23,156
4.66%, 06/15/51 ............ 4 3,635
5.65%, 03/02/53 ............ 15 15,611
5.75%, 03/02/63 ............ 15 15,564
Aon Corp.
3.75%, 05/02/29 ............ 39 37,269
5.35%, 02/28/33 ............ 43 44,540
Apple, Inc.
4.38%, 05/13/45 ............ 26 25,236
2.80%, 02/08/61 ............ 37 25,181
Applied Materials, Inc., 4.35%
,
04/01/47 ................. 7 6,580
AT&T, Inc.
2.75%, 06/01/31 ............ 33 28,440
5.25%, 03/01/37 ............ 42 42,003
4.75%, 05/15/46 ............ 63 56,897
4.50%, 03/09/48 ............ 11 9,518
3.65%, 09/15/59 ............ 60 42,876
Atlantic City Electric Co., 4.00%
,
10/15/28 ................. 8 7,764
Atmos Energy Corp., 2.85%
,
02/15/52 10 6,790
Autodesk, Inc., 2.40%
,
12/15/31 .... 53 44,082
Baltimore Gas & Electric Co., 3.50%
,
08/15/46 ................. 74 57,144
Bank of America Corp.
(b)
(1-Day SOFR + 1.46%), 1.49%,
05/19/24 ............... 397 394,795
(1-Day SOFR + 1.32%), 2.69%,
04/22/32 ............... 131 109,323
(1-Day SOFR + 1.33%), 2.97%,
02/04/33 ............... 310 261,033
(1-Day SOFR + 1.83%), 4.57%,
04/27/33 ............... 59 56,162
Baxter International, Inc., 2.60%
,
08/15/26 ................. 28 26,120
Becton Dickinson & Co., 4.69%
,
02/13/28 ................. 25 25,101
Berry Global, Inc., 5.50%
,
04/15/28
(a)
20 19,935
Biogen, Inc., 5.20%
,
09/15/45 ..... 9 9,133
Bristol-Myers Squibb Co., 4.55%
,
02/20/48 ................. 29 27,401
Broadcom, Inc.
4.30%, 11/15/32 ............ 107 98,584
3.14%, 11/15/35
(a)
........... 39 29,993
4.93%, 05/15/37
(a)
........... 56 50,925
Burlington Northern Santa Fe LLC,
3.30%
,
09/15/51 ............ 33 25,178
Cameron LNG LLC
(a)
2.90%, 07/15/31 ............ 25 22,235
3.30%, 01/15/35 ............ 187 160,908
Capital One Financial Corp., (1-Day
SOFR + 2.60%), 5.82%
,
02/01/34
(b)
67 64,743
CCO Holdings LLC
(a)
5.38%, 06/01/29 ............ 4 3,673
4.75%, 03/01/30 ............ 4 3,466
Cedar Fair LP
5.50%, 05/01/25
(a)
........... 2 1,999
5.25%, 07/15/29 ............ 3 2,797
CenterPoint Energy Houston Electric
LLC
Series AE, 2.35%, 04/01/31 .... 10 8,529
4.95%, 04/01/33 ............ 15 15,318
Series AF, 3.35%, 04/01/51 .... 15 11,423
Series AJ, 4.85%, 10/01/52 .... 25 24,368

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Charter Communications Operating
LLC
5.13%, 07/01/49 ............ USD 8 $ 6,333
4.80%, 03/01/50 ............ 108 82,317
3.90%, 06/01/52 ............ 15 9,915
4.40%, 12/01/61 ............ 15 10,249
3.95%, 06/30/62 ............ 18 11,405
Citigroup, Inc.
(b)
(1-Day SOFR + 1.35%), 3.06%,
01/25/33 ............... 62 52,469
(1-Day SOFR + 1.94%), 3.79%,
03/17/33 ............... 27 24,200
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 4 3,590
Comcast Corp.
1.50%, 02/15/31 ............ 49 39,346
5.50%, 11/15/32 ............ 55 58,651
3.75%, 04/01/40 ............ 44 37,769
3.40%, 07/15/46 ............ 31 24,042
Commercial Metals Co., 4.38%
,
03/15/32 ................. 4 3,441
Commonwealth Edison Co.
4.00%, 03/01/48 ............ 18 15,289
Series 133, 3.85%, 03/15/52 .... 24 19,565
5.30%, 02/01/53 ............ 10 10,440
Consolidated Edison Co. of New York,
Inc., 6.15%
,
11/15/52 ......... 26 29,303
Cox Communications, Inc., 3.15%
,
08/15/24
(a)
................ 14 13,645
Crown Castle, Inc.
2.25%, 01/15/31 ............ 161 133,433
2.50%, 07/15/31 ............ 52 43,704
CSX Corp.
2.50%, 05/15/51 ............ 26 16,701
4.25%, 11/01/66 ............ 10 8,256
CVS Health Corp., 3.25%
,
08/15/29 . 35 32,009
Dell International LLC, 6.02%
,
06/15/26 67 68,763
Ecolab, Inc., 3.95%
,
12/01/47 ..... 11 9,475
Edison International
5.75%, 06/15/27 ............ 34 34,713
6.95%, 11/15/29 ............ 45 48,682
Electronic Arts, Inc., 1.85%
,
02/15/31 10 8,249
Elevance Health, Inc., 6.10%
,
10/15/52 19 21,198
Eli Lilly & Co.
4.88%, 02/27/53 ............ 5 5,170
4.95%, 02/27/63 ............ 5 5,145
Entergy Louisiana LLC, 4.20%
,
09/01/48 ................. 41 35,540
Enterprise Products Operating LLC,
3.30%
,
02/15/53 ............ 45 32,554
Equinix , Inc.
0.25%, 03/15/27 ............ EUR 100 93,459
3.20%, 11/18/29 ............ USD 63 56,237
2.15%, 07/15/30 ............ 35 28,618
2.50%, 05/15/31 ............ 15 12,351
Eversource Energy, 5.45%
,
03/01/28 66 68,391
Exelon Corp.
5.15%, 03/15/28 ............ 114 115,985
4.45%, 04/15/46 ............ 32 27,530
5.60%, 03/15/53 ............ 15 15,276
FactSet Research Systems, Inc.,
3.45%
,
03/01/32 ............ 31 27,024
Florida Power & Light Co., 4.05%
,
10/01/44 ................. 72 63,042
Security
Par (000)
Par (000) Value
United States (continued)
Ford Motor Co., 3.25%
,
02/12/32 ... USD 2 $ 1,572
General Motors Co., 5.00%
,
10/01/28 39 38,427
General Motors Financial Co., Inc.
5.10%, 01/17/24 ............ 199 198,387
4.35%, 04/09/25 ............ 152 148,829
4.30%, 04/06/29 ............ 13 12,082
2.35%, 01/08/31 ............ 61 48,165
Gilead Sciences, Inc.
4.60%, 09/01/35 ............ 38 37,634
4.75%, 03/01/46 ............ 26 24,998
Global Payments, Inc.
1.20%, 03/01/26 ............ 218 193,894
4.45%, 06/01/28 ............ 51 48,406
5.30%, 08/15/29 ............ 34 33,575
GLP Capital LP
4.00%, 01/15/30 ............ 34 30,149
4.00%, 01/15/31 ............ 27 23,161
3.25%, 01/15/32 ............ 40 32,454
Goldman Sachs Group, Inc. (The)
(b)
(3-mo. LIBOR USD + 1.51%),
3.69%, 06/05/28 .......... 30 28,417
(1-Day SOFR + 1.28%), 2.62%,
04/22/32 ............... 246 204,916
Hasbro, Inc., 3.90%
,
11/19/29 ..... 11 10,014
HCA, Inc.
5.88%, 02/01/29 ............ 21 21,454
5.50%, 06/15/47 ............ 43 40,364
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
4 3,860
Hewlett Packard Enterprise Co.
5.90%, 10/01/24 ............ 40 40,504
4.90%, 10/15/25
(c)
........... 38 37,939
iHeartCommunications , Inc., 5.25%
,
08/15/27
(a)
................ 2 1,635
Intel Corp.
4.88%, 02/10/28 ............ 60 60,964
4.10%, 05/19/46 ............ 9 7,632
5.70%, 02/10/53 ............ 18 18,371
International Business Machines Corp.,
7.00%
,
10/30/25 ............ 8 8,479
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/28 ............ 8 7,849
4.75%, 03/30/30 ............ 8 7,856
JPMorgan Chase & Co.
(b)
(1-Day SOFR + 1.02%), 2.07%,
06/01/29 ............... 38 32,972
(1-Day SOFR + 1.75%), 4.57%,
06/14/30 ............... 27 26,283
(1-Day SOFR + 1.25%), 2.58%,
04/22/32 ............... 10 8,416
(1-Day SOFR + 1.26%), 2.96%,
01/25/33 ............... 16 13,681
(1-Day SOFR + 1.80%), 4.59%,
04/26/33 ............... 151 146,217
KLA Corp.
3.30%, 03/01/50 ............ 52 39,748
5.25%, 07/15/62 ............ 25 25,308
L3Harris Technologies, Inc.
2.90%, 12/15/29 ............ 72 63,640
1.80%, 01/15/31 ............ 141 113,967
Lam Research Corp., 4.88%
,
03/15/49 25 24,759
Lamar Media Corp., 3.75%
,
02/15/28 2 1,845
Lowe's Cos., Inc.
5.50%, 10/15/35 ............ 8 8,178
2.80%, 09/15/41 ............ 30 21,264

BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Marsh & McLennan Cos., Inc., 5.45%
,
03/15/53 ................. USD 15 $ 15,448
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 2 1,910
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 10 8,675
MidAmerican Energy Co.
3.65%, 04/15/29 ............ 63 60,090
4.25%, 07/15/49 ............ 35 31,278
Moody's Corp.
4.25%, 08/08/32 ............ 57 54,882
3.75%, 02/25/52 ............ 8 6,394
Morgan Stanley
(b)
(1-Day SOFR + 1.14%), 2.70%,
01/22/31 ............... 442 380,652
(1-Day SOFR + 2.56%), 6.34%,
10/18/33 ............... 20 21,844
Motorola Solutions, Inc.
5.60%, 06/01/32 ............ 105 105,612
5.50%, 09/01/44 ............ 49 46,510
National Retail Properties, Inc., 3.00%
,
04/15/52 ................. 34 21,248
Navient Corp.
5.88%, 10/25/24 ............ 2 1,943
6.75%, 06/25/25 ............ 2 1,944
6.75%, 06/15/26 ............ 2 1,950
Newmont Corp., 2.25%
,
10/01/30 ... 41 34,443
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
4 3,696
Norfolk Southern Corp.
3.65%, 08/01/25 ............ 4 3,888
3.00%, 03/15/32 ............ 27 23,730
3.94%, 11/01/47 ............ 27 22,117
3.05%, 05/15/50 ............ 16 11,074
4.55%, 06/01/53 ............ 9 8,090
Northern States Power Co., 2.60%
,
06/01/51 ................. 37 24,572
NRG Energy, Inc.
2.45%, 12/02/27
(a)
........... 32 27,378
5.75%, 01/15/28 ............ 2 1,961
5.25%, 06/15/29
(a)
........... 2 1,857
NSTAR Electric Co., 3.95%
,
04/01/30 13 12,587
Nucor Corp., 3.95%
,
05/01/28 ..... 26 25,016
Ohio Power Co.
Series P, 2.60%, 04/01/30 ..... 5 4,335
Series R, 2.90%, 10/01/51 ..... 22 15,023
Omnicom Group, Inc., 2.60%
,
08/01/31 5 4,246
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 ............ 69 66,794
3.10%, 09/15/49 ............ 36 26,484
Oracle Corp.
4.30%, 07/08/34 ............ 20 18,339
3.60%, 04/01/40 ............ 129 100,122
4.00%, 07/15/46 ............ 14 10,682
4.00%, 11/15/47 ............ 4 3,051
3.60%, 04/01/50 ............ 123 87,243
3.95%, 03/25/51 ............ 32 24,079
5.55%, 02/06/53 ............ 15 14,281
4.10%, 03/25/61 ............ 7 5,149
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 4 3,603
Owens Corning, 3.95%
,
08/15/29 ... 26 24,493
Paramount Global, 4.38%
,
03/15/43 . 20 14,212
PECO Energy Co.
2.85%, 09/15/51 ............ 29 19,809
Security
Par (000)
Par (000) Value
United States (continued)
4.38%, 08/15/52 ............ USD 10 $ 9,049
Penske Truck Leasing Co. LP, 5.88%
,
11/15/27
(a)
................ 55 56,164
Pfizer, Inc., 1.75%
,
08/18/31 ...... 38 31,345
Piedmont Natural Gas Co., Inc., 2.50%
,
03/15/31 ................. 11 9,177
Post Holdings, Inc.
(a)
5.63%, 01/15/28 ............ 3 2,940
5.50%, 12/15/29 ............ 2 1,885
Prologis LP
3.25%, 10/01/26 ............ 22 21,257
3.88%, 09/15/28 ............ 7 6,768
Public Service Co. of New Hampshire,
5.15%
,
01/15/53 ............ 18 18,239
Public Service Electric & Gas Co.
3.70%, 05/01/28 ............ 28 26,976
4.90%, 12/15/32 ............ 36 36,829
3.60%, 12/01/47 ............ 6 4,818
QUALCOMM, Inc.
4.25%, 05/20/32 ............ 23 23,009
6.00%, 05/20/53 ............ 57 64,760
Realty Income Corp., 3.25%
,
01/15/31 6 5,285
Republic Services, Inc., 3.95%
,
05/15/28 ................. 24 23,334
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 2 1,874
S&P Global, Inc., 4.75%
,
08/01/28 .. 34 34,497
Salesforce, Inc., 3.05%
,
07/15/61 ... 12 8,235
San Diego Gas & Electric Co., 5.35%
,
04/01/53 ................. 15 15,448
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 2 1,940
Sherwin-Williams Co. (The), 2.30%
,
05/15/30 ................. 23 19,517
Sirius XM Radio, Inc., 5.50%
,
07/01/29
(a)
................ 4 3,640
Southern California Edison Co.
Series A, 4.20%, 03/01/29 ..... 64 61,882
2.25%, 06/01/30 ............ 43 36,525
5.95%, 11/01/32 ............ 40 43,330
Southwestern Public Service Co.,
Series 8, 3.15%
,
05/01/50 ...... 26 18,719
Standard Industries, Inc.
(a)
5.00%, 02/15/27 ............ 2 1,900
4.75%, 01/15/28 ............ 2 1,868
TEGNA, Inc.
4.63%, 03/15/28 ............ 2 1,745
5.00%, 09/15/29 ............ 2 1,729
Tenet Healthcare Corp.
4.88%, 01/01/26 ............ 6 5,882
5.13%, 11/01/27 ............ 2 1,920
4.38%, 01/15/30 ............ 3 2,693
Thermo Fisher Scientific, Inc., 4.95%
,
11/21/32 .................. 33 34,244
T-Mobile USA, Inc., 4.75%
,
02/01/28 . 217 214,224
Transcontinental Gas Pipe Line Co.
LLC
4.60%, 03/15/48 ............ 42 36,871
3.95%, 05/15/50 ............ 38 30,211
Union Pacific Corp.
3.55%, 05/20/61 ............ 40 30,275
2.97%, 09/16/62 ............ 9 5,952
UnitedHealth Group, Inc.
4.25%, 06/15/48 ............ 7 6,303

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
2.90%, 05/15/50 ............ USD 28 $ 19,833
6.05%, 02/15/63 ............ 26 29,602
5.20%, 04/15/63 ............ 7 7,088
Verisk Analytics, Inc., 5.75%
,
04/01/33 5 5,249
Verizon Communications, Inc.
2.55%, 03/21/31 ............ 166 141,414
2.36%, 03/15/32 ............ 90 73,836
4.27%, 01/15/36 ............ 67 62,151
2.65%, 11/20/40 ............ 45 32,130
3.70%, 03/22/61 ............ 12 8,948
VICI Properties LP
4.25%, 12/01/26
(a)
........... 55 51,316
3.75%, 02/15/27
(a)
........... 40 36,926
4.75%, 02/15/28 ............ 56 53,083
4.63%, 12/01/29
(a)
........... 38 34,592
4.95%, 02/15/30 ............ 38 35,658
VMware, Inc., 4.70%
,
05/15/30 .... 69 66,984
Walt Disney Co. (The), 4.75%
,
09/15/44 ................. 24 23,361
Waste Pro USA, Inc., 5.50%
,
02/15/26
(a)
................ 2 1,839
WP Carey, Inc.
3.85%, 07/15/29 ............ 5 4,600
2.40%, 02/01/31 ............ 13 10,609
9,047,683
Total Corporate Bonds — 28.4%
(Cost: $13,045,496) .............................. 11,978,673
Foreign Government Obligations
Mexico — 0.4%
United Mexican States, 2.66%
,
05/24/31 ................. 200 167,400
Panama — 0.4%
Republic of Panama, 3.88%
,
03/17/28 200 191,475
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 .. 35 25,567
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. 25 25,075
Total Foreign Government Obligations — 1.0%
(Cost: $474,491) ................................ 409,517
Municipal Bonds
California - 0.4%
Bay Area Toll Authority , Series 2010S-1,
RB, 7.04%, 04/01/50 ......... 20 26,317
Los Angeles Community College
District , Series 2010E, GO,
6.60%, 08/01/42 ............ 5 6,288
Los Angeles Unified School
District , Series 2010RY, GO,
6.76%, 07/01/34 ............ 20 23,157
State of California , Series 2018, GO,
4.60%, 04/01/38 ............ 70 67,817
University of California , Series 2012AD,
RB, 4.86%, 05/15/12 ......... 5 4,524
128,103
Security
Par (000)
Par (000) Value
Illinois - 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ............ USD 40 $ 39,854
New Jersey - 0.0%
New Jersey Turnpike Authority , Series
2009F, RB, 7.41%, 01/01/40 .... 8 10,058
New York - 0.0%
Metropolitan Transportation
Authority , Series 2009A-1, RB,
5.87%, 11/15/39 ............ 10 10,031
New York City Municipal Water Finance
Authority , Series 2010EE, RB,
6.01%, 06/15/42 ............ 5 5,756
Port Authority of New York & New
Jersey , Series 2011-168, RB,
4.93%, 10/01/51 ............ 15 15,295
31,082
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 8.08%, 02/15/50 .... 10 13,717
Texas - 0.1%
City of San Antonio Electric & Gas
Systems , Series 2010A, RB,
5.81%, 02/01/41 ............ 10 10,974
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ............ 15 16,499
27,473
Total Municipal Bonds — 0.6%
(Cost: $308,960) ................................ 250,287
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
United States — 0.4%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A, (1-
mo. LIBOR USD at 0.42% Floor
+ 0.42%), 5.27%, 07/25/46 ... 18 15,085
Series 2006-OC10, Class 2A3, (1-
mo. LIBOR USD at 0.46% Floor
+ 0.46%), 5.31%, 11/25/36 ... 190 157,158
172,243
Commercial Mortgage-Backed Securities — 4.3%
Cayman Islands — 0.3%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.22% Floor + 4.22%), 9.05%,
12/15/34
(a)(b)
............... 125 113,942
United States — 4.0%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 233,687
BANK, Series 2022-BNK41, Class A4,
3.79%, 04/15/65
(b)
........... 80 72,397
Beast Mortgage Trust, Series 2021-
SSCP, Class A, (1-mo. LIBOR USD
at 0.75% Floor + 0.75%), 5.43%,
04/15/36
(a)(b)
............... 30 28,510
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 1.04% Floor
+ 1.04%), 5.87%, 10/15/37 ... 113 110,764

BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SOAR, Class A, (1-mo.
LIBOR USD at 0.67% Floor +
0.67%), 5.36%, 06/15/38 .... USD 59 $ 56,752
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 5.84%, 02/15/39 ... 56 53,626
BX Trust, Series 2022-IND, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 6.32%, 04/15/37
(a)(b)
56 54,734
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
............... 25 21,250
Credit Suisse Mortgage Capital
Certificates, Series 2019-ICE4,
Class A, (1-mo. LIBOR USD at
0.98% Floor + 0.98%), 5.66%,
05/15/36
(a)(b)
............... 60 59,245
DBGS Mortgage Trust, Series 2018-
BIOD, Class A, (1-mo. LIBOR USD
at 0.80% Floor + 0.80%), 5.49%,
05/15/35
(a)(b)
............... 55 53,859
Grace Trust, Series 2020-GRCE, Class
D, 2.68%, 12/10/40
(a)(b)
........ 250 171,918
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, (1-mo.
LIBOR USD at 3.44% Floor +
3.44%), 8.12%, 11/15/36
(a)(b)
.... 50 44,961
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.38%, 04/15/38 .... 250 234,941
Series 2022-OPO, Class D, 3.45%,
01/05/39 ............... 80 58,633
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.89%, 02/12/41
(a)(b)
40 28,938
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a)(b)
.......... 465 341,204
Wells Fargo Commercial Mortgage
Trust, Series 2021-C60, Class A4,
2.34%, 08/15/54 ............ 80 64,921
1,690,340
1,804,282
Total Non-Agency Mortgage-Backed Securities — 4.7%
(Cost: $2,258,274) .............................. 1,976,525
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
State Street Corp., Series H , (3-mo.
LIBOR USD + 2.54%), 5.63%
(b)(e)(f)
27 25,184
Total Capital Trusts — 0.0%
(Cost: $27,497) ................................ 25,184
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series 2018-
W5FX, Class CFX, (1-mo. LIBOR
USD + 0.00%), 3.42%, 04/25/28
(a)(b)
USD 50 $ 41,790
Mortgage-Backed Securities — 50.1%
Federal National Mortgage Association,
3.00%, 12/01/50 ............ 680 616,788
Government National Mortgage
Association
2.00% ,  08/20/50 - 11/20/50 ... 113 96,646
2.50% ,  10/20/51 - 12/20/51 ... 186 163,406
3.00% ,  03/20/52 .......... 283 257,916
3.50% ,  03/20/52 .......... 60 57,058
4.00% ,  03/20/52 .......... 16 15,646
2.00% ,  04/15/53
(g)
......... 510 432,972
2.50% ,  04/15/53
(g)
......... 495 435,600
3.00% ,  04/15/53
(g)
......... 198 180,076
3.50% ,  04/15/53
(g)
......... 300 280,957
4.00% ,  04/15/53
(g)
......... 1,989 1,914,405
4.50% ,  04/15/53
(g)
......... 161 158,577
5.00% ,  04/15/53
(g)
......... 92 92,115
5.50% ,  04/15/53
(g)
......... 38 38,430
6.00% ,  04/15/53
(g)
......... 36 36,671
Uniform Mortgage-Backed Securities
1.50% ,  04/25/38 - 04/25/53
(g)
.. 735 611,131
2.00% ,  04/25/38 - 04/25/53
(g)
.. 1,221 1,053,479
2.50% ,  04/25/38 - 04/25/53
(g)
.. 1,169 1,024,210
3.00% ,  04/25/38 - 05/25/53
(g)
.. 1,819 1,640,579
3.50% ,  04/25/38 - 04/25/53
(g)
.. 1,127 1,049,283
4.00% ,  09/01/47 - 04/01/52 ... 1,161 1,116,724
4.50% ,  06/01/50 .......... 250 248,745
2.50% ,  09/01/50 - 12/01/51 ... 2,986 2,585,445
2.00% ,  10/01/51 - 11/01/51 ... 2,786 2,307,462
3.00% ,  11/01/51 .......... 251 230,207
3.50% ,  11/01/51 .......... 943 899,970
6.00% ,  01/01/53 - 03/01/53 ... 354 367,286
4.50% ,  04/25/53
(g)
......... 305 299,230
5.00% ,  04/25/53
(g)
......... 1,356 1,351,900
5.50% ,  04/25/53
(g)
......... 791 798,987
6.00% ,  04/25/53
(g)
......... 745 760,293
21,122,194
Total U.S. Government Sponsored Agency Securities
—
50.2%
(Cost: $22,062,938) .............................. 21,163,984
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39 ............ 208 231,422
1.13%, 05/15/40 - 08/15/40 ..... 412 273,240
4.38%, 05/15/40 ............ 104 113,692
1.38%, 11/15/40 ............ 206 141,891
1.75%, 08/15/41 ............ 206 149,157
2.75%, 11/15/47 ............ 298 247,922
3.00%, 02/15/48 - 08/15/52 ..... 403 351,907
3.38%, 11/15/48 ............ 378 353,297
2.38%, 05/15/51 ............ 316 242,807
2.00%, 08/15/51 ............ 63 43,962
1.88%, 11/15/51 ............ 3 1,907
2.88%, 05/15/52 ............ 172 147,141
4.00%, 11/15/52 ............ 23 24,409
3.63%, 02/15/53 ............ 12 11,914
U.S. Treasury Inflation Linked Notes ,
1.63%, 10/15/27 ............ 853 869,683

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.50%, 04/30/24 ............ USD 997 $ 975,035
4.38%, 10/31/24 ............ 44 44,052
0.75%, 11/15/24 ............ 42 39,705
2.63%, 04/15/25 ............ 208 202,522
2.75%, 05/15/25 - 08/15/32 ..... 1,840 1,741,891
4.50%, 11/15/25 ............ 33 33,487
4.00%, 12/15/25 - 02/28/30 ..... 1,419 1,452,882
0.88%, 09/30/26 ............ 92 83,317
1.13%, 10/31/26 ............ 58 52,900
1.25%, 11/30/26 - 08/15/31 ..... 709 613,668
1.50%, 01/31/27 ............ 7 6,444
1.88%, 02/28/27 - 02/28/29 ..... 28 26,028
0.63%, 03/31/27 ............ 189 167,560
0.50%, 04/30/27 - 08/31/27 ..... 520 456,534
0.38%, 09/30/27 ............ 103 89,067
4.13%, 09/30/27 - 11/15/32 ..... 95 98,898
3.50%, 01/31/28 - 02/15/33 ..... 131 130,613
1.75%, 01/31/29 ............ 10 9,027
2.88%, 04/30/29 ............ 44 42,245
3.88%, 09/30/29 - 12/31/29 ..... 1,200 1,219,934
1.63%, 05/15/31 ............ 206 179,035
Total U.S. Treasury Obligations — 25.8%
(Cost: $11,341,219) .............................. 10,869,195
Total Long-Term Investments — 123.7%
(Cost: $55,303,373) .............................. 52,147,643
Shares
Shares
Short-Term Securities
Money Market Funds — 4.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.70%
(h)( i )
.... 1,962,807 1,962,807
Total Short-Term Securities — 4.7%
(Cost: $1,962,807) .............................. 1,962,807
Total Options Purchased — 0.3%
(Cost: $135,966 ) ................................ 127,679
Total Investments Before Options Written and TBA Sale
Commitments — 128.7%
(Cost: $57,402,146) .............................. 54,238,129
Total Options Written — (0.4)%
(Premiums Received — $(196,950)) .................. (165,762)
Par (000)
Pa r (000)
TBA Sale Commitments
(g)
Government National Mortgage
Association, 2.50%, 04/15/53 .... (43) (37,840)
Uniform Mortgage-Backed Securities
2.00% ,  04/25/53 - 05/25/53 ..... (1,315) (1,087,475)
2.50% ,  04/25/53 - 05/25/53 ..... (1,394) (1,201,527)
3.00% ,  04/25/53 ............ (243) (217,821)
3.50% ,  04/25/53 - 05/25/53 ..... (705) (655,153)
4.00% ,  04/25/53 ............ (493) (471,510)
4.50% ,  04/25/53 ............ (1,450) (1,420,704)
5.00% ,  04/25/53 ............ (972) (969,219)
5.50% ,  04/25/53 ............ (633) (639,392)
Security
Par (000)
Par (000) Value
TBA Sale Commitments
(g)
(continued)
6.00% ,  04/25/53 ............ USD (645) $ (658,226)
Total TBA Sale Commitments — (17.5)%
(Proceeds: $(7,314,260)) .......................... (7,358,867)
Total Investments Net of Options Written and TBA Sale
Commitments — 110.8%
(Cost: $49,890,936) .............................. 46,713,500
Liabilities in Excess of Other Assets — (10.8)% ........... (4,563,910)
Net Assets — 100.0% .............................. $ 42,149,590

BlackRock Sustainable Total Return Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Non-income producing security.
(g)
Represents or includes a TBA transaction.
(h)
Annualized 7-day yield as of period end.
(i)
Affiliate of the Fund.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,006,214 $ — $ (43,407)
(a)
$ — $ — $ 1,962,807 1,962,807 $ 84,931 $ —
— —
(a)
Represents net amount purchased (sold).

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 1 06/08/23 $ 147 $ 4,935
U.S. Treasury Long Bond ..................................................... 7 06/21/23 920 7,240
U.S. Treasury Ultra Bond ..................................................... 2 06/21/23 283 10,996
U.S. Treasury 2 Year Note .................................................... 5 06/30/23 1,033 717
U.S. Treasury 5 Year Note .................................................... 31 06/30/23 3,399 55,034
78,922
Short Contracts
Euro- Bobl ............................................................... 10 06/08/23 1,278 (29,389)
Euro-BTP ............................................................... 2 06/08/23 250 (8,314)
Euro-Schatz ............................................................. 1 06/08/23 115 (1,100)
Japan 10 Year Bond ........................................................ 1 06/13/23 1,116 (20,294)
U.S. Treasury 10 Year Note ................................................... 21 06/21/23 2,416 (46,420)
U.S. Treasury 10 Year Ultra Note ............................................... 12 06/21/23 1,455 (33,261)
3-mo. SOFR ............................................................. 1 03/19/24 239 143
(138,635)
$ (59,713)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 9,765 JPY 1,281,000 Deutsche Bank AG 06/21/23 $ 4
USD 19,433 EUR 18,000 Morgan Stanley & Co. International plc 06/21/23 (176)
USD 2,101,747 EUR 1,947,000 UBS AG 06/21/23 (19,285)
(19,461)
$ (19,457)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR Interest Futures .................... 29 04/14/23 USD 95.81 USD 7,250 $ 725
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... Goldman Sachs International 06/29/23 USD 1.08 EUR 483 $ 5,392
$ —

BlackRock Sustainable Total Return Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDJPY < 128.51 and JPY
TONAR 10-Year > 0.89 ................ Citibank NA 12,000 06/30/23 USD 1,542 $ 1,200
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.29% Semi-Annual
Morgan Stanley & Co.
International plc 02/14/24 3.29 % USD 565 $ 25,242
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.31% Semi-Annual Bank of America NA 02/15/24 3.31 USD 272 12,390
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.32% Semi-Annual Bank of America NA 02/15/24 3.32 USD 281 13,019
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 03/28/24 3.00 USD 306 10,757
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.09% Semi-Annual
Morgan Stanley & Co.
International plc 03/27/26 3.09 USD 27 1,481
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.08% Semi-Annual Bank of America NA 03/30/26 3.08 USD 93 5,014
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.10% Semi-Annual Citibank NA 03/30/26 3.10 USD 82 4,516
72,419
Put
10-Year Interest Rate Swap
(a)
3.29% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 02/14/24 3.29 USD 565 13,938
10-Year Interest Rate Swap
(a)
3.32% Semi-Annual 1-day SOFR Annual Bank of America NA 02/15/24 3.32 USD 281 6,674
10-Year Interest Rate Swap
(a)
3.31% Semi-Annual 1-day SOFR Annual Bank of America NA 02/15/24 3.31 USD 272 6,583
10-Year Interest Rate Swap
(a)
3.00% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/28/24 3.00 USD 306 10,756
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/27/26 3.09 USD 27 1,341
10-Year Interest Rate Swap
(a)
3.08% Semi-Annual 1-day SOFR Annual Bank of America NA 03/30/26 3.08 USD 93 4,615
10-Year Interest Rate Swap
(a)
3.10% Semi-Annual 1-day SOFR Annual Citibank NA 03/30/26 3.10 USD 82 4,036
47,943
$ 120,362
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR Interest Futures ..................... 39 04/14/23 USD 95.13 USD 9,750 $ (244)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ............................. Goldman Sachs International 06/29/23 USD 1.02 EUR 483 $ (885)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/19/23 3.11 % USD 778 $ (25,211)
10-Year Interest Rate Swap
(a)
3.16% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 01/04/24 3.16 USD 243 (8,744)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 01/08/24 3.15 USD 243 (8,667)
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 01/10/24 3.11 USD 668 (22,578)
10-Year Interest Rate Swap
(a)
2.95% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/13/26 2.95 USD 45 (2,192)
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.02 USD 107 (5,523)
10-Year Interest Rate Swap
(a)
3.12% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.12 USD 94 (5,228)
10-Year Interest Rate Swap
(a)
3.14% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.14 USD 124 (7,006)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1-day SOFR Annual Bank of America NA 03/23/26 3.13 USD 42 (2,358)
(87,507)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.11% Semi-Annual
Morgan Stanley & Co.
International plc 12/19/23 3.11 USD 778 (22,946)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.16% Semi-Annual Deutsche Bank AG 01/04/24 3.16 USD 243 (6,734)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.15% Semi-Annual
JPMorgan Chase
Bank NA 01/08/24 3.15 USD 243 (6,870)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.11% Semi-Annual
Morgan Stanley & Co.
International plc 01/10/24 3.11 USD 668 (20,113)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.95% Semi-Annual
Morgan Stanley & Co.
International plc 03/13/26 2.95 USD 45 (2,435)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.02% Semi-Annual
Goldman Sachs
International 03/16/26 3.02 USD 107 (5,530)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.12% Semi-Annual
Goldman Sachs
International 03/16/26 3.12 USD 94 (4,559)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.14% Semi-Annual
Goldman Sachs
International 03/16/26 3.14 USD 124 (5,932)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.13% Semi-Annual Bank of America NA 03/23/26 3.13 USD 42 (2,007)
(77,126)
$ (164,633)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.21% Annual 1-day TONAR Annual N/A 02/03/25 JPY 6,998 $ (95) $ — $ (95)
0.20% Annual 1-day TONAR Annual N/A 02/03/25 JPY 6,998 (90) — (90)
0.39% Annual 1-day TONAR Annual N/A 05/02/32 JPY 7,208 770 — 770
0.42% Annual 1-day TONAR Annual N/A 06/14/32 JPY 16,108 1,515 — 1,515
0.33% Annual 1-day TONAR Annual N/A 08/01/32 JPY 12,427 2,146 — 2,146
0.57% Annual 1-day TONAR Annual N/A 10/17/32 JPY 15,443 311 — 311
3.15% Annual 1-day SOFR Annual 02/14/28
(a)
02/14/33 USD 11 (67) — (67)
1-day ESTR Annual 2.69% Annual 02/15/28
(a)
02/15/33 EUR 10 6 — 6
3.46% Annual 1-day SOFR Annual N/A 02/15/33 USD 49 (1,017) — (1,017)
0.89% Annual 1-day TONAR Annual N/A 02/15/33 JPY 4,090 (758) — (758)

BlackRock Sustainable Total Return Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 4,090 $ (796) $ — $ (796)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 8,179 (1,606) — (1,606)
0.92% Annual 1-day TONAR Annual N/A 02/15/33 JPY 11,846 (2,479) — (2,479)
3.49% Annual 1-day SOFR Annual N/A 02/17/33 USD 147 (3,500) — (3,500)
3.62% Annual 1-day SOFR Annual N/A 02/23/33 USD 98 (3,383) — (3,383)
3.28% Annual 1-day SOFR Annual 02/24/28
(a)
02/24/33 USD 11 (122) — (122)
1-day ESTR Annual 2.95% Annual 03/02/28
(a)
03/02/33 EUR 5 58 — 58
3.45% Annual 1-day SOFR Annual 03/02/28
(a)
03/02/33 USD 5 (98) — (98)
3.35% Annual 1-day SOFR Annual 03/03/28
(a)
03/03/33 USD 5 (73) — (73)
3.28% Annual 1-day SOFR Annual 03/03/28
(a)
03/03/33 USD 5 (57) — (57)
3.78% Annual 1-day SOFR Annual N/A 03/06/33 USD 147 (7,235) — (7,235)
1-day SOFR Annual 3.11% Annual N/A 03/14/33 USD 98 (765) 39 (804)
1-day SOFR Annual 3.31% Annual N/A 03/15/33 USD 81 717 — 717
1-day SOFR Annual 3.31% Annual N/A 03/15/33 USD 66 599 — 599
1-day SOFR Annual 3.21% Annual N/A 03/17/33 USD 74 80 — 80
1-day SOFR Annual 3.22% Annual N/A 03/17/33 USD 74 99 — 99
3.35% Annual 1-day SOFR Annual N/A 03/20/33 USD 22 (282) — (282)
1-day ESTR Annual 2.74% Annual 03/22/28
(a)
03/22/33 EUR 5 13 — 13
3.13% Annual 1-day SOFR Annual 03/22/28
(a)
03/22/33 USD 5 (27) — (27)
3-mo. BA Semi-Annual 3.30% Semi-Annual N/A 03/27/33 CAD 3 (4) — (4)
3-mo. BA Semi-Annual 3.35% Semi-Annual N/A 03/30/33 CAD 6 12 (14) 26
2.37% Annual 1-day SOFR Annual 02/03/43
(a)
02/03/53 USD 4 (1) — (1)
2.37% Annual 1-day SOFR Annual 02/09/43
(a)
02/09/53 USD 4 (1) — (1)
2.47% Annual 1-day SOFR Annual 02/10/43
(a)
02/10/53 USD 5 (26) — (26)
2.41% Annual 1-day SOFR Annual 02/17/43
(a)
02/17/53 USD 5 (12) — (12)
3.37% Semi-Annual 3-mo. BA Semi-Annual N/A 03/27/53 CAD 1 2 — 2
3.40% Semi-Annual 3-mo. BA Semi-Annual N/A 03/30/53 CAD 3 (8) 8 (16)
$ (16,174) $ 33 $ (16,207)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 17 $ (437) $ (330) $ (107)
$ – $ – $ –
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
Investment Grade
Total Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/23 USD 317 $ 3,466 $ (2,991) $ 6,457
1-day SOFR ....... Quarterly
iBoxx USD Liquid
Investment Grade
Total Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/23 USD 316 4,768 (2,981) 7,749
$ 8,234 $ (5,972) $ 14,206

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day ESTR ......................................... Euro Short-Term Rate 993.30%
1-day SOFR ......................................... Secured Overnight Financing Rate 4.87
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.03)
3-mo. BA ........................................... Canadian Bankers Acceptances 5.06
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 47 $ (14) $ 6,342 $ (22,549) $ —
OTC Swaps ..................................................... — (6,302) 14,206 (107) —
Options Written ................................................... N/A N/A 31,330 (142) (165,762)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 79,065 $ — $ 79,065
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 4 — — 4
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — 5,392 121,087 1,200 127,679
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 6,342 — 6,342
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 14,206 — 14,206
$ — $ — $ — $ 5,396 $ 220,700 $ 1,200 $ 227,296
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 138,778 $ — $ 138,778
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 19,461 — — 19,461
Options written
(b)
Options written at value ..................... — — — 885 164,877 — 165,762
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 22,549 — 22,549
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 437 — — 5,972 — 6,409
$ — $ 437 $ — $ 20,346 $ 332,176 $ — $ 352,959
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

BlackRock Sustainable Total Return Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 164,620 $ — $ 164,620
Forward foreign currency exchange contracts .... — — — (194,046) — — (194,046)
Options purchased
(a)
.................... — — — (15,729) 36,729 — 21,000
Options written ........................ — — — 15,459 (170,880) — (155,421)
Swaps .............................. — (11,353) — — 36,815 3,166 28,628
$ — $ (11,353) $ — $ (194,316) $ 67,284 $ 3,166 $ (135,219)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 101,453 $ — $ 101,453
Forward foreign currency exchange contracts .... — — — (115,529) — — (115,529)
Options purchased
(b)
.................... — — — (4,015) (68,578) — (72,593)
Options written ........................ — — — 2,714 177,741 — 180,455
Swaps .............................. — 1,204 — — 2,730 — 3,934
$ — $ 1,204 $ — $ (116,830) $ 213,346 $ — $ 97,720
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 11,212,644
Average notional value of contracts — short ................................................................................. $ 4,305,805
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 2,107,827
Options
Average value of option contracts purchased ................................................................................ $ 3,659
Average value of option contracts written ................................................................................... $ 565
Average notional value of swaption contracts purchased ......................................................................... $ 7,487,252
Average notional value of swaption contracts written ........................................................................... $ 14,171,311
Credit default swaps
Average notional value — buy protection ................................................................................... $ 16,741
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 2,545,097
Average notional value — receives fixed rate ................................................................................ $ 209,913
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ —
(a)
Average notional value — receives fixed rate ................................................................................ $ —
(a)
Total return swaps
Average notional value ............................................................................................... $ 316,500
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 21,737 $ 19,085
Forward foreign currency exchange contracts ................................................................. 4 19,461
Options
(a)(b)
........................................................................................ 127,679 165,762
Swaps — centrally cleared .............................................................................. 232 —
Swaps — OTC
(c)
..................................................................................... 14,206 6,409
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 163,858 $ 210,717
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(22,694) (19,329)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 141,164 $ 191,388

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 48,295 $ (4,365) $ — $ — $ 43,930
Citibank NA .................................... 9,752 — — — 9,752
Deutsche Bank AG ............................... 4 (4) — — —
Goldman Sachs International ........................ 5,392 (5,392) — — —
JPMorgan Chase Bank NA .......................... 14,206 (14,206) — — —
Morgan Stanley & Co. International plc .................. 63,515 (63,515) — — —
$ 141,164 $ (87,482) $ — $ — $ 53,682
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 4,365 $ (4,365) $ — $ — $ —
Deutsche Bank AG ............................... 15,478 (4) — — 15,474
Goldman Sachs International ........................ 34,663 (5,392) — — 29,271
JPMorgan Chase Bank NA .......................... 21,946 (14,206) — — 7,740
Morgan Stanley & Co. International plc .................. 95,651 (63,515) — — 32,136
UBS AG ...................................... 19,285 — — — 19,285
$ 191,388 $ (87,482) $ — $ — $ 103,906
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 5,474,278 $ — $ 5,474,278
Corporate Bonds ........................................ — 11,978,673 — 11,978,673
Foreign Government Obligations .............................. — 409,517 — 409,517
Municipal Bonds ......................................... — 250,287 — 250,287
Non-Agency Mortgage-Backed Securities ........................ — 1,976,525 — 1,976,525
Preferred Securities ....................................... — 25,184 — 25,184
U.S. Government Sponsored Agency Securities .................... — 21,163,984 — 21,163,984
U.S. Treasury Obligations ................................... — 10,869,195 — 10,869,195
Short-Term Securities
Money Market Funds ...................................... 1,962,807 — — 1,962,807
Options Purchased
Foreign currency exchange contracts ........................... — 5,392 — 5,392
Interest rate contracts ...................................... 725 120,362 — 121,087
Other contracts .......................................... — 1,200 — 1,200

BlackRock Sustainable Total Return Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2023
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (7,358,867) $ — $ (7,358,867)
$ 1,963,532 $ 44,915,730 $ — $ 46,879,262
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 4 $ — $ 4
Interest rate contracts ....................................... 79,065 20,548 — 99,613
Liabilities
Credit contracts ........................................... — (107) — (107)
Foreign currency exchange contracts ............................ — (20,346) — (20,346)
Interest rate contracts ....................................... (139,022) (187,182) — (326,204)
$ (59,957) $ (187,083) $ — $ (247,040)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)
March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 42,080,586 $ 46,255,849 $ 52,275,322
Investments, at value — affiliated
(b)
............................................................ 674,502 558,511 1,962,807
Cash   ............................................................................... 45,809 11,825 —
Cash pledged:
Futures contracts ...................................................................... 28,000 220,000 105,000
Centrally cleared swaps .................................................................. — 162,000 27,000
Foreign currency, at value
(c)
................................................................. — 30,068 44,058
Receivables: – – –
Investments sold ...................................................................... 36,689 944,019 304,510
TBA sale commitments .................................................................. — 997,789 7,314,260
Dividends — affiliated ................................................................... 3,467 1,737 11,119
Interest — unaffiliated ................................................................... 573,118 263,870 273,527
From the Manager ..................................................................... 28,989 14,336 29,034
Variation margin on futures contracts ......................................................... — — 21,737
Variation margin on centrally cleared swaps .................................................... — — 232
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 4
OTC swaps .......................................................................... — — 14,206
Prepaid expenses ....................................................................... 29,241 33,875 47,098
Total assets ...........................................................................
43,500,401 49,493,879 62,429,914
LIABILITIES
Bank overdraft .......................................................................... — — 1,064
Options written, at value
(d)
.................................................................. 1,672 — 165,762
TBA sale commitments, at value
(e)
............................................................ — 1,003,556 7,358,867
Payables: – – –
Investments purchased .................................................................. 101,025 2,071,508 12,489,802
Accounting services fees ................................................................. 24,750 13,460 19,839
Administration fees ..................................................................... — 1 3
Custodian fees ........................................................................ 3,751 6,233 4,267
Income dividend distributions .............................................................. 213,858 134,001 129,623
Printing and postage fees ................................................................ 34,365 1,821 645
Professional fees ...................................................................... 121,775 31,096 57,806
Registration fees ...................................................................... 589 — —
Service fees ......................................................................... 18 22 19
Transfer agent fees .................................................................... 616 — 506
Other accrued expenses ................................................................. — 4,350 7,166
Variation margin on futures contracts ......................................................... 6,363 7,037 19,085
Variation margin on centrally cleared swaps .................................................... — 25,118 —
Swap premiums received .................................................................. — — 6,302
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 25,864 19,461
OTC swaps .......................................................................... — — 107
Total liabilities ..........................................................................
508,782 3,324,067 20,280,324
NET ASSETS ..........................................................................
$ 42,991,619 $ 46,169,812 $ 42,149,590

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 49,918,867 $ 49,949,569 $ 49,945,408
Accumulated loss ....................................................................... (6,927,248) (3,779,757) (7,795,818)
NET ASSETS ..........................................................................
$ 42,991,619 $ 46,169,812 $ 42,149,590
(a)
  Investments, at cost — unaffiliated .......................................................... $ 45,774,675 $ 47,937,034 $ 55,439,339
(b)
  Investments, at cost — affiliated ............................................................ $ 674,502 $ 558,511 $ 1,962,807
(c)
  Foreign currency, at cost ................................................................. $ — $ 30,250 $ 43,785
(d)
  Premiums received .................................................................... $ 9,699 $ — $ 196,950
(e)
  Proceeds received from TBA sale commitments ................................................. $ — $ 997,789 $ 7,314,260

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSET VALUE
Institutional
Net assets ............................................................................
$ 88,241 $ 92,297 $ 84,278
Shares outstanding .....................................................................
10,264 10,000 10,000
Net asset value ........................................................................
$ 8.60 $ 9.23 $ 8.43
Shares authorized ......................................................................
Unlimited Unlimited 500 million
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.10
Investor A
Net assets ............................................................................
$ 88,525 $ 110,414 $ 94,624
Shares outstanding .....................................................................
10,297 11,963 11,228
Net asset value ........................................................................
$ 8.60 $ 9.23 $ 8.43
Shares authorized ......................................................................
Unlimited Unlimited 300 million
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.10
Class K
Net assets ............................................................................
$ 42,814,853 $ 45,967,101 $ 41,970,688
Shares outstanding .....................................................................
4,980,000 4,980,330 4,980,000
Net asset value ........................................................................
$ 8.60 $ 9.23 $ 8.43
Shares authorized ......................................................................
Unlimited Unlimited 500 million
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.10

Statements of Operations
(unaudited)

Six Months Ended March 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 528 $ — $ —
Dividends — affiliated ................................................................... 23,322 15,809 84,931
Interest — unaffiliated ................................................................... 1,232,635 805,532 707,804
Total investment income ...................................................................
1,256,485 821,341 792,735
EXPENSES
Investment advisory .................................................................... 105,689 71,228 80,860
Professional ......................................................................... 90,907 46,115 63,321
Accounting services .................................................................... 46,236 26,229 50,512
Printing and postage ................................................................... 35,247 1,416 2,638
Registration ......................................................................... 31,982 29,638 35,808
Administration ....................................................................... 8,983 9,765 8,812
Custodian ........................................................................... 6,705 2,209 8,176
Administration — class specific ............................................................ 4,228 4,595 4,147
Directors and Officer ................................................................... 808 848 916
Service — class specific ................................................................. 109 137 116
Transfer agent — class specific ............................................................ 87 83 80
Offering ............................................................................ — 6,673 8,992
Miscellaneous ........................................................................ 2,883 6,434 13,876
Total expenses .........................................................................
333,864 205,370 278,254
Less: – – –
Administration fees waived ............................................................... (8,983) (9,765) (8,812)
Administration fees waived by the Manager — class specific ......................................... (4,218) (4,583) (4,133)
Fees waived and/or reimbursed by the Manager ................................................. (207,889) (110,371) (184,239)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (68) (59) (60)
Total expenses after fees waived and/or reimbursed ................................................
112,706 80,592 81,010
Net investment income ....................................................................
1,143,779 740,749 711,725
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,135,918 $ 626,013 $ 1,582,984
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (1,305,716) $ (1,145,346) $ (1,343,857)
Forward foreign currency exchange contracts ................................................. — (235,998) (194,046)
Foreign currency transactions ........................................................... — (14,555) (10,749)
Futures contracts .................................................................... 22,297 (38,431) 164,620
Options written ..................................................................... 12,837 — (155,421)
Swaps   .......................................................................... — (45,664) 28,628
(1,270,582) (1,479,994) (1,510,825)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 3,436,918 2,352,566 2,922,825
Forward foreign currency exchange contracts ................................................. — (107,864) (115,529)
Foreign currency translations ............................................................ — 116 671
Futures contracts .................................................................... (38,445) (59,327) 101,453
Options written ..................................................................... 8,027 — 180,455
Swaps   .......................................................................... — (79,484) 3,934
3,406,500 2,106,007 3,093,809
Net realized and unrealized gain .............................................................
2,135,918 626,013 1,582,984
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 3,279,697 $ 1,366,762 $ 2,294,709

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Sustainable High Yield Bond
Fund
BlackRock Sustainable Low Duration
Bond Fund
Six Months Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Six Months Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 1,143,779 $ 1,844,109 $ 740,749 $ 588,548
Net realized gain (loss) .................................................... (1,270,582) (1,686,978) (1,479,994) 217,270
Net change in unrealized appreciation (depreciation) ................................ 3,406,500 (6,898,321) 2,106,007 (3,882,106)
Net increase (decrease) in net assets resulting from operations ...........................
3,279,697 (6,741,190) 1,366,762 (3,076,288)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ........................................................... (2,461) (4,082) (2,939) (1,298)
  Investor A ............................................................ (2,370) (3,877) (3,363) (1,738)
  Class K .............................................................. (1,206,475) (2,040,030) (1,471,118) (664,697)
Decrease in net assets resulting from distributions to shareholders .........................
(1,211,306) (2,047,989) (1,477,420) (667,733)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
721 4,263 3,549 50,020,942
NET ASSETS
Total increase (decrease) in net assets ........................................... 2,069,112 (8,784,916) (107,109) 46,276,921
Beginning of period ........................................................
40,922,507 49,707,423 46,276,921 —
End of period ............................................................
$ 42,991,619 $ 40,922,507 $ 46,169,812 $ 46,276,921
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock Sustainable Total Return Fund
Six Months Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 711,725 $ 810,640
Net realized loss ...................................................................................... (1,510,825) (2,450,609)
Net change in unrealized appreciation (depreciation) .............................................................. 3,093,809 (6,354,000)
Net increase (decrease) in net assets resulting from operations .........................................................
2,294,709 (7,993,969)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ......................................................................................... (2,590) (1,685)
  Investor A .......................................................................................... (2,782) (1,566)
  Class K ............................................................................................ (1,296,787) (857,656)
Decrease in net assets resulting from distributions to shareholders .......................................................
(1,302,159) (860,907)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................................................
302 50,011,614
NET ASSETS
Total increase in net assets ................................................................................. 992,852 41,156,738
Beginning of period ......................................................................................
41,156,738 —
End of period ..........................................................................................
$ 42,149,590 $ 41,156,738
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable High Yield Bond Fund
Institutional
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................................................
$ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
.................................................................
0.23  0.37  0.05
Net realized and unrealized gain (loss) ........................................................
0.43  (1.72) (0.05)
Net increase (decrease) from investment operations ................................................ 0.66  (1.35) 0.00
Distributions from net investment income
(c)
.................................................... (0.24) (0.41) (0.06)
Net asset value, end of period .............................................................. $ 8.60  $ 8.18  $ 9.94
Total Return
(d)
— — —
Based on net asset value .................................................................. 8.15%
(e)
(13.97)% 0.01%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
1.60%
(g)
1.75% 1.32%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
0.57%
(g)
0.57% 0.58%
(g)
Net investment income ...................................................................
5.38%
(g)
3.96% 2.80%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 88  $ 83  $ 99
Portfolio turnover rate ..................................................................... 18% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Investor A
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................................................
$ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
.................................................................
0.22  0.34  0.05
Net realized and unrealized gain (loss) ........................................................
0.43  (1.72) (0.05)
Net increase (decrease) from investment operations ................................................ 0.65  (1.38) 0.00
Distributions from net investment income
(c)
.................................................... (0.23) (0.38) (0.06)
Net asset value, end of period .............................................................. $ 8.60  $ 8.18  $ 9.94
Total Return
(d)
— — —
Based on net asset value .................................................................. 8.01%
(e)
(14.18)% (0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
1.86%
(g)
2.00% 1.58%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
0.82%
(g)
0.82% 0.83%
(g)
Net investment income ...................................................................
5.13%
(g)
3.71% 2.55%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 89  $ 84  $ 99
Portfolio turnover rate ..................................................................... 18% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable High Yield Bond Fund
Class K
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................................................
$ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
.................................................................
0.23  0.37  0.05
Net realized and unrealized gain (loss) ........................................................
0.43  (1.72) (0.05)
Net increase (decrease) from investment operations ................................................ 0.66  (1.35) 0.00
Distributions from net investment income
(c)
.................................................... (0.24) (0.41) (0.06)
Net asset value, end of period .............................................................. $ 8.60  $ 8.18  $ 9.94
Total Return
(d)
— — —
Based on net asset value .................................................................. 8.17%
(e)
(13.93)% 0.02%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
1.58%
(g)
1.46% 0.96%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
0.53%
(g)
0.53% 0.53%
(g)
Net investment income ...................................................................
5.41%
(g)
4.00% 2.85%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 42,815  $ 40,755  $ 49,509
Portfolio turnover rate ..................................................................... 18% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.91% and 0.38%, respectively.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 0.39%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration
Bond Fund
Institutional
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 9.25  $ 10.00
Net investment income
(b)
...............................................................................
0.15  0.11
Net realized and unrealized gain (loss) ......................................................................
0.12  (0.73)
Net increase (decrease) from investment operations .............................................................. 0.27  (0.62)
Distributions from net investment income
(c)
.................................................................. (0.29) (0.13)
Net asset value, end of period ............................................................................ $ 9.23  $ 9.25
Total Return
(d)
— —
Based on net asset value ................................................................................ 3.01%
(e)
(6.24)%
(e)
Ratios to Average Net Assets
(f)
Total expenses .......................................................................................
0.90%
(g)(h)
1.31%
(h)(i)
Total expenses after fees waived and/or reimbursed ..............................................................
0.37%
(g) (h)
0.37%
(h) (i)
Net investment income .................................................................................
3.19%
(h)
1.24%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 92  $ 93
Portfolio turnover rate
(j)
.................................................................................. 108% 178%
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
96% 167%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.17% and 0.64%, respectively.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.50% and 0.64%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration
Bond Fund
Investor A
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 9.25  $ 10.00
Net investment income
(b)
...............................................................................
0.13  0.10
Net realized and unrealized gain (loss) ......................................................................
0.13  (0.74)
Net increase (decrease) from investment operations .............................................................. 0.26  (0.64)
Distributions from net investment income
(c)
.................................................................. (0.28) (0.11)
Net asset value, end of period ............................................................................ $ 9.23  $ 9.25
Total Return
(d)
— —
Based on net asset value ................................................................................ 2.88%
(e)
(6.46)%
(e)
Ratios to Average Net Assets
(f)
Total expenses .......................................................................................
1.16%
(g)(h)
1.48%
(h)(i)
Total expenses after fees waived and/or reimbursed ..............................................................
0.63%
(g) (h)
0.62%
(h) (i)
Net investment income .................................................................................
2.94%
(h)
1.08%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 110  $ 110
Portfolio turnover rate
(j)
.................................................................................. 108% 178%
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
96% 167%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.89% and 0.35%, respectively.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.07% and 0.35%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration
Bond Fund
Class K
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 9.25  $ 10.00
Net investment income
(b)
...............................................................................
0.15  0.12
Net realized and unrealized gain (loss) ......................................................................
0.13  (0.74)
Net increase (decrease) from investment operations .............................................................. 0.28  (0.62)
Distributions from net investment income
(c)
.................................................................. (0.30) (0.13)
Net asset value, end of period ............................................................................ $ 9.23  $ 9.25
Total Return
(d)
— —
Based on net asset value ................................................................................ 3.03%
(e)
(6.20)%
(e)
Ratios to Average Net Assets
(f)
Total expenses .......................................................................................
0.88%
(g)(h)
1.04%
(h)(i)
Total expenses after fees waived and/or reimbursed ..............................................................
0.34%
(g) (h)
0.33%
(h) (i)
Net investment income .................................................................................
3.22%
(h)
1.28%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 45,967  $ 46,074
Portfolio turnover rate
(j)
.................................................................................. 108% 178%
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
96% 167%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.37% and 0.42%, respectively.
(i)
Annualized.
(j)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.61% and 0.43%, respectively.
(k)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return
Fund
Institutional
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 8.23  $ 10.00
Net investment income
(b)
...............................................................................
0.14  0.16
Net realized and unrealized gain (loss) ......................................................................
0.32  (1.76)
Net increase (decrease) from investment operations .............................................................. 0.46  (1.60)
Distributions from net investment income
(c)
.................................................................. (0.26) (0.17)
Net asset value, end of period ............................................................................ $ 8.43  $ 8.23
Total Return
(d)
— —
Based on net asset value ................................................................................ 5.65%
(e)
(16.16)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses .......................................................................................
1.35%
(h)(i)
1.58%
(i)(j)
Total expenses after fees waived and/or reimbursed ..............................................................
0.40%
(h) (i)
0.40%
(i) (j)
Net investment income .................................................................................
3.40%
(i)
1.80%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 84  $ 82
Portfolio turnover rate
(k)
.................................................................................. 295% 604%
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
182% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.61% and 0.68%, respectively.
(i)
Annualized.
(j)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.84% and 0.73%, respectively.
(k)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return
Fund
Investor A
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 8.23  $ 10.00
Net investment income
(b)
...............................................................................
0.13  0.13
Net realized and unrealized gain (loss) ......................................................................
0.32  (1.76)
Net increase (decrease) from investment operations .............................................................. 0.45  (1.63)
Distributions from net investment income
(c)
.................................................................. (0.25) (0.14)
Net asset value, end of period ............................................................................ $ 8.43  $ 8.23
Total Return
(d)
— —
Based on net asset value ................................................................................ 5.52%
(e)
(16.38)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses .......................................................................................
1.59%
(h)(i)
1.81%
(i)(j)
Total expenses after fees waived and/or reimbursed ..............................................................
0.66%
(h) (i)
0.70%
(i) (j)
Net investment income .................................................................................
3.14%
(i)
1.53%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 95  $ 92
Portfolio turnover rate
(k)
.................................................................................. 295% 604%
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
182% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 0.39%, respectively.
(i)
Annualized.
(j)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.33% and 0.39%, respectively.
(k)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return
Fund
Class K
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 8.23  $ 10.00
Net investment income
(b)
...............................................................................
0.14  0.16
Net realized and unrealized gain (loss) ......................................................................
0.32  (1.76)
Net increase (decrease) from investment operations .............................................................. 0.46  (1.60)
Distributions from net investment income
(c)
.................................................................. (0.26) (0.17)
Net asset value, end of period ............................................................................ $ 8.43  $ 8.23
Total Return
(d)
— —
Based on net asset value ................................................................................ 5.67%
(e)
(16.12)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses .......................................................................................
1.32%
(h)(i)
1.30%
(i)(j)
Total expenses after fees waived and/or reimbursed ..............................................................
0.37%
(h) (i)
0.36%
(i) (j)
Net investment income .................................................................................
3.43%
(i)
1.84%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 41,971  $ 40,982
Portfolio turnover rate
(k)
.................................................................................. 295% 604%
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
182% 360%
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) and BlackRock Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation.
The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of BlackRock Funds V and Board of Directors of BlackRock Bond Fund, Inc. are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the Directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has
Registrant Name Fund Name Herein Referred To As
Diversification
Classification
BlackRock Funds V ..................... BlackRock Sustainable High Yield Bond Fund Sustainable High Yield Bond Diversified
BlackRock Funds V ..................... BlackRock Sustainable Low Duration Bond Fund Sustainable Low Duration Bond Diversified
BlackRock Bond Fund, Inc. ................ BlackRock Sustainable Total Return Fund Sustainable Total Return Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’
investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each
Fund.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and with respect to Sustainable
Low Duration Bond and Sustainable Total Return, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees: The Corporation and the Trust, on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock
Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended March 31, 2023, the following table shows the class specific service borne directly by each share class of each Fund:
Administration: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended March 31, 2023, the Funds  did not pay any amounts to affiliates in return for these services.
Investment Advisory Fees
Average Daily Net Assets
Sustainable High
Yield Bond
Sustainable Low
Duration Bond
Sustainable Total
Return
First $1 billion ............................................................................. 0.500% 0.310% 0.390%
$1 billion - $3 billion ......................................................................... 0.470 0.290 0.370
$3 billion - $5 billion ......................................................................... 0.450 0.280 0.350
$5 billion - $10 billion ........................................................................ 0.440 0.270 0.340
Greater than $10 billion ....................................................................... 0.430 0.260 0.330
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Sustainable High Yield Bond .................................................................................................. $ 109
Sustainable Low Duration Bond ................................................................................................ 137
Sustainable Total Return ..................................................................................................... 116
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 9 $ 9 $ 4,210 $ 4,228
Sustainable Low Duration Bond ................................................................. 9 11 4,575 4,595
Sustainable Total Return ...................................................................... 9 9 4,129 4,147

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended March 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the
six months ended March 31, 2023, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The Funds also had a waiver of administration fees, which are included in Administration fees waived by the Manager in the Statements of Operations. For the six months ended March 31, 2023, the amounts waived were as follows:
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 9 $ 12 $ 66 $ 8 7
Sustainable Low Duration Bond ................................................................. 10 10 59 79
Sustainable Total Return ...................................................................... 10 10 60 80
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 9 $ 12 $ 66 $ 87
Sustainable Low Duration Bond ................................................................. 10 14 59 83
Sustainable Total Return ...................................................................... 10 10 60 80
Fund Name Amounts Waived
Sustainable High Yield Bond ............................................................................................. $ 458
Sustainable Low Duration Bond ........................................................................................... 312
Sustainable Total Return ................................................................................................ 1,553
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 0.58% 0.83% 0.53%
Sustainable Low Duration Bond ........................................................................ 0.40 0.65 0.35
Sustainable Total Return ............................................................................. 0.44 0.75 0.39
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
Sustainable High Yield Bond ................................................................................................... $ 207,431
Sustainable Low Duration Bond ................................................................................................. 110,059
Sustainable Total Return ...................................................................................................... 182,686
Fund Name Amounts
Sustainable High Yield Bond ................................................................................................... $ 8,983
Sustainable Low Duration Bond ................................................................................................. 9,765
Sustainable Total Return ...................................................................................................... 8,812

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2023, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between Sustainable High Yield Bond and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Effective
October 19, 2028, the repayment arrangement between Sustainable Low Duration Bond and Sustainable Total Return and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of March 31, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Sustainable High Yield Bond
Institutional .................................................................................... $ 4 $ —
Investor A ..................................................................................... 4 2
Class K ...................................................................................... 4,210 66
$ 4,218 $ 68
Sustainable Low Duration Bond
Institutional .................................................................................... 3 —
Investor A ..................................................................................... 5 —
Class K ...................................................................................... 4,575 59
$ 4,583 $ 59
Sustainable Total Return
Institutional .................................................................................... 4 —
Class K ...................................................................................... 4,129 60
$ 4,133 $ 60
Expiring September 30,
2023 2024 2025
Sustainable High Yield Bond .........................................................
Fund Level ................................................................... $ 132,183 $ 419,665 $ 216,414
Institutional ................................................................... 64 246 4
Investor A .................................................................... 64 246 6
Class K ...................................................................... 1,977 9,456 4,276
Sustainable Low Duration Bond
Fund Level ................................................................... — 300,554 119,824
Institutional ................................................................... — 229 3
Investor A .................................................................... — 221 5
Class K ...................................................................... — 9,414 4,634
Sustainable Total Return
Fund Level ................................................................... — 381,248 191,498
Institutional ................................................................... — 231 4
Investor A .................................................................... — 187 —
Class K ...................................................................... — 9,014 4,18 9

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the six months ended March 31, 2023, the Funds did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the
Manager for a portion of the compensation paid to the  Funds’ Chief Compliance Officer, which is included in  Directors  and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2023, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2023, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of September 30, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,
$2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of
(x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The
U.S. Government Securities
Other Securities
Fund Name Purchases Sales Purchases Sales
Sustainable High Yield Bond .............................................. $ — $ — $ 7,851,722 $ 7,452,114
Sustainable Low Duration Bond ............................................ 22,789,039 22,194,617 23,784,352 25,997,469
Sustainable Total Return ................................................. 11,588,673 4,567,801 110,622,264 115,971,496
Fund Name Purchases Sales
Sustainable Low Duration Bond ............................................................................ $ 5,136,983 $ 5,139,912
Sustainable Total Return ................................................................................. 45,867,186 45,859,375
Fund Name
Non-expiring
Capital Loss
Carryforwards
Sustainable High Yield Bond ................................................................................................ $ 1,711,104
Sustainable Low Duration Bond .............................................................................................. 375,651
Sustainable Total Return ................................................................................................... 3,162,757
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 46,664,130 $ 102,536 $ (4,031,092) $ (3,928,556)
Sustainable Low Duration Bond ........................................ 48,562,692 293,745 (2,135,503) (1,841,758)
Sustainable Total Return ............................................ 57,456,934 358,657 (3,672,159) (3,313,502)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates on SOFR that will replace LIBOR in certain financial products after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/23
Year Ended
09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold ..........................................
71 $ 600 184 $ 1,599
Shares issued in reinvestment of distributions .....................
6 54 3 26
77 $ 654 187 $ 1,625
Investor A
Shares sold ..........................................
— $ — 283 $ 2,587
Shares issued in reinvestment of distributions .....................
8 67 6 51
8 $ 67 289 $ 2,638
85 $ 721 476 $ 4,263
d
Six Months Ended
03/31/23
Period from
10/18/21
(a)
to 09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Low Duration Bond
Institutional
Shares sold ..........................................
— $ — 10,001 $ 100,010
Shares redeemed ......................................
— — (1) (10)
— $ — 10,000 $ 100,000

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Commencement of operations.
As of March 31, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 13, 2023, the credit agreement was extended until April 2024 under the same terms.
d
Six Months Ended
03/31/23
Period from
10/18/21
(a)
to 09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold ..........................................
— $ — 21,953 $ 216,401
Shares issued in reinvestment of distributions .....................
59 542 62 594
Shares redeemed ......................................
— — (10,111) (96,014)
59 $ 542 11,904 $ 120,981
Class K
Shares sold ..........................................
329 $ 3,000 4,980,008 $ 49,800,077
Shares issued in reinvestment of distributions .....................
1 7 — —
Shares redeemed ......................................
— — (8) (116)
330 $ 3,007 4,980,000 $ 49,799,961
389 $ 3,549 5,001,904 $ 50,020,942
Sustainable Total Return
Institutional
Shares sold ..........................................
— $ — 10,001 $ 100,010
Shares redeemed ......................................
— — (1) (10)
— $ — 10,000 $ 100,000
Investor A
Shares sold ..........................................
2 $ 18 11,178 $ 111,490
Shares issued in reinvestment of distributions .....................
36 299 15 133
Shares redeemed ......................................
(2) (15) (1) (10)
36 $ 302 11,192 $ 111,613
Class K
Shares sold ..........................................
— $ — 4,980,001 $ 49,800,011
Shares redeemed ......................................
— — (1) (10)
— $ — 4,980,000 $ 49,800,001
36 $ 302 5,001,192 $ 50,011,614
Institutional Investor A Class K
Sustainable High Yield Bond $ 10,000 $ 10,000 $ 4,980,000
Sustainable Low Duration Bond 10,000 10,000 4,980,000
Sustainable Total Return 10,000 10,000 4,980,000

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the “Trust”) and BlackRock Bond Fund,
Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock Sustainable High Yield Bond Fund, BlackRock
Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund (the “Funds”), each a series of the Trust or the Corporation, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees of the Trust and the Board of Directors of Corporation (together, the “Board”), on behalf of the Funds, met on November 10-11, 2022 (the “Meeting”) to
review the Program. The Board previously appointed BlackRock Advisors, LLC, the investment adviser to each Fund, as the program administrator for each Fund’s Program.
BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on
behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2023
BlackRock Semi-Annual Report to Shareholders

General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund.

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders

Currency Abbreviation
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
BA Canadian Bankers Acceptances
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RB Revenue Bonds
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TONAR Tokyo Overnight Average Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHYB-03/23-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: May 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: May 24, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Bond Fund, Inc.

Date: May 24, 2023